Schedule of Investments (unaudited) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising Agencies — 0.3%
Boston Omaha Corp., Class A(a)	17,734	$283,744
Cardlytics, Inc.(a)(b)	42,584	3,005,153
Chimera Investment Corp.	311,915	2,557,703
Emerald Holding Inc.	45,670	93,167
Fluent, Inc.(a)	71,860	178,213
National CineMedia, Inc.	105,203	285,626
QuinStreet, Inc.(a)	77,814	1,232,573
Viad Corp.	33,829	704,658

		8,340,837

Aerospace — 0.9%
AAR Corp.	52,479	986,605
Aerojet Rocketdyne Holdings, Inc.(a)	119,141	4,752,535
AeroVironment, Inc.(a)	35,442	2,126,874
Astronics Corp.(a)	38,565	297,722
Colony Capital, Inc.	780,565	2,130,943
Columbia Property Trust, Inc.	184,417	2,011,990
Cubic Corp.	50,607	2,943,809
Ducommun, Inc.(a)	18,036	593,745
Kaman Corp.	44,329	1,727,501
Kratos Defense & Security Solutions, Inc.(a)	197,027	3,798,681
Macerich Co.(b)	242,384	1,645,787
Moog, Inc., Class A	47,927	3,044,802
Triumph Group, Inc.	77,157	502,292

		26,563,286

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	8,483	242,783
Andersons, Inc.	52,333	1,003,224
Cadiz, Inc.(a)(b)	33,554	333,191
Calavo Growers, Inc.	26,328	1,744,757
Cal-Maine Foods, Inc.(a)	50,633	1,942,788
Fresh Del Monte Produce, Inc.	51,420	1,178,546
GrowGeneration Corp.(a)	57,864	924,667
Limoneira Co.	25,358	362,619
Sanderson Farms, Inc.	32,951	3,887,230

		11,619,805

Air Transport — 0.4%
Air Transport Services Group, Inc.(a)	97,877	2,452,798
Allegiant Travel Co.	21,558	2,582,648
Atlas Air Worldwide Holdings, Inc.(a)	41,729	2,541,296
Hawaiian Holdings, Inc.	76,338	983,997
Mesa Air Group, Inc.(a)	48,462	142,963
SkyWest, Inc.	79,504	2,373,990
Spirit Airlines, Inc.(a)	146,224	2,354,206

		13,431,898

Alternative Energy — 0.3%
Ameresco, Inc., Class A(b)	41,146	1,374,276
Green Brick Partners, Inc.	39,560	636,916
Green Plains, Inc.	58,177	900,580
REX American Resources Corp.(b)	9,715	637,401
Sunnova Energy International, Inc.	86,536	2,631,560
Vivint Solar, Inc.(b)	80,755	3,419,974

		9,600,707

Aluminum — 0.3%
Alcoa Corp.(a)	303,355	3,528,019
Arconic Corp.(a)	162,777	3,100,902

Security	Shares	Value

Aluminum (continued)
Century Aluminum Co.(a)	84,137	$599,055
Kaiser Aluminum Corp.	24,946	1,336,856

		8,564,832

Asset Management & Custodian — 0.8%
Arlington Asset Investment Corp., Class A	61,437	174,481
Artisan Partners Asset Management, Inc., Class A	89,219	3,478,649
Assetmark Financial Holdings, Inc.(a)	27,735	602,959
B. Riley Financial, Inc.	30,730	770,094
Brightsphere Investment Group, Inc.	98,143	1,266,045
Cohen & Steers, Inc.	39,432	2,197,940
Cowen, Inc., Class A(b)	41,845	680,818
Diamond Hill Investment Group, Inc.	5,314	671,264
Federated Hermes, Inc.	159,144	3,423,187
Focus Financial Partners, Inc., Class A(a)(b)	50,534	1,657,010
GAMCO Investors, Inc., Class A	8,691	100,555
Hamilton Lane, Inc., Class A	48,870	3,156,513
Oppenheimer Holdings, Inc., Class A	16,594	370,378
PJT Partners, Inc.	38,183	2,314,272
Pzena Investment Management, Inc., Class A	31,376	168,175
Sculptor Capital Management, Inc.(a)	26,443	310,441
Silvercrest Asset Management Group, Inc., Class A	13,892	145,310
Virtus Investment Partners, Inc.	12,334	1,710,109
Waddell & Reed Financial, Inc., Class A	105,027	1,559,651
Westwood Holdings Group, Inc.	13,912	154,980
WisdomTree Investments, Inc.	220,806	706,579

		25,619,410

Auto Parts — 1.0%
Adient PLC(a)	142,356	2,467,030
American Axle & Manufacturing Holdings, Inc.(a)(b)	177,034	1,021,486
CarParts.com, Inc.(a)(b)	36,069	389,906
Dana, Inc.	239,201	2,946,956
Dorman Products, Inc.(a)	43,305	3,913,906
Fox Factory Holding Corp.(a)	67,525	5,019,133
Gentherm, Inc.(a)	53,163	2,174,367
Meritor, Inc.(a)	112,597	2,357,781
Standard Motor Products, Inc.	35,386	1,579,985
Stoneridge, Inc.(a)(b)	44,193	811,825
Tenneco, Inc., Class A(a)	89,143	618,652
Visteon Corp.(a)	45,771	3,168,269
Workhorse Group Inc.(a)(b)	153,927	3,891,275
XPEL Inc.(a)	27,828	725,754

		31,086,325

Auto Services — 0.2%
Cooper Tire & Rubber Co.	81,587	2,586,308
Goodyear Tire & Rubber Co.	376,012	2,884,012

		5,470,320

Back Office Support, HR & Consulting — 1.5%
ASGN, Inc.(a)	82,967	5,273,383
Barrett Business Services, Inc.	12,227	641,184
BG Staffing, Inc.	16,595	140,560
CBIZ, Inc.(a)	80,930	1,850,869
Conduent, Inc.(a)	266,302	846,840
CRA International, Inc.	12,734	477,143
DHI Group, Inc.(a)	84,585	191,162
ExlService Holdings, Inc.(a)	54,643	3,604,799
Forrester Research, Inc.(a)	17,200	563,988
GP Strategies Corp.(a)(b)	20,881	201,293
Hackett Group, Inc.	41,091	459,397
Heidrick & Struggles International, Inc.	31,678	622,473

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Back Office Support, HR & Consulting (continued)
Huron Consulting Group, Inc.(a)	37,983	$1,493,871
ICF International, Inc.	29,293	1,802,398
Insperity, Inc.	59,743	3,912,569
Kelly Services, Inc., Class A	55,843	951,565
Kforce, Inc.	31,530	1,014,320
Korn Ferry	93,042	2,698,218
Liquidity Services, Inc.(a)	47,136	351,635
Mastech Digital Inc.(a)	6,612	119,082
MAXIMUS, Inc.	99,860	6,831,423
NV5 Global, Inc.(a)(b)	16,884	890,969
PAE Inc.(a)(b)	99,945	849,532
PFSweb, Inc.(a)	23,380	156,412
Resources Connection, Inc.	50,964	588,634
ServiceSource International, Inc.(a)	144,672	212,668
StarTek, Inc.(a)	27,578	144,784
Sykes Enterprises, Inc.(a)	64,530	2,207,571
Target Hospitality Corp.(a)	49,812	60,771
TriNet Group, Inc.(a)	66,789	3,961,923
TrueBlue, Inc.(a)	61,024	945,262
TTEC Holdings, Inc.	30,444	1,660,720

		45,727,418

Banks: Diversified — 6.8%
1st Constitution Bancorp	15,643	186,152
1st Source Corp.	26,399	814,145
ACNB Corp.	13,727	285,522
Allegiance Bancshares, Inc.	31,564	737,651
Altabancorp	27,621	555,735
Amalgamated Bank, Class A	23,480	248,418
Ambac Financial Group, Inc.(a)	74,721	954,187
Amerant Bancorp, Inc.(a)(b)	37,498	349,106
American National Bankshares, Inc.	18,511	387,250
Ameris Bancorp	105,421	2,401,490
Ames National Corp.	15,056	254,296
Arrow Financial Corp.	23,159	581,059
Atlantic Capital Bancshares, Inc.(a)	36,720	416,772
Atlantic Union Bankshares Corp.	124,147	2,653,021
Auburn National BanCorp., Inc.	3,667	132,965
BancFirst Corp.	31,330	1,279,517
Banco Latinoamericano de Comercio Exterior SA	51,824	629,662
Bancorp, Inc.(a)	84,819	732,836
BancorpSouth Bank	157,259	3,047,679
Bank First Corp.	10,749	630,966
Bank of Commerce Holdings	29,813	207,797
Bank of Marin Bancorp	23,269	673,870
Bank of NT Butterfield & Son Ltd.	81,018	1,805,081
Bank of Princeton	9,690	176,067
Bank7 Corp.	7,304	68,658
Bankwell Financial Group, Inc.	11,527	163,107
Banner Corp.	52,372	1,689,521
Bar Harbor Bankshares	26,461	543,774
Baycom Corp.(a)	18,197	187,429
BCB Bancorp, Inc.	25,937	207,496
Boston Private Financial Holdings, Inc.	123,844	683,619
Bridge Bancorp, Inc.	29,506	514,290
Bridgewater Bancshares, Inc.(a)	38,025	360,857
Bryn Mawr Bank Corp.	31,822	791,413
Business First Bancshares, Inc.	28,633	429,495
Byline Bancorp, Inc.	40,250	454,020
C&F Financial Corp.	5,703	169,379
Cadence BanCorp	202,964	1,743,461
California Bancorp Inc.(a)(b)	10,997	124,596

Security	Shares	Value

Banks: Diversified (continued)
Cambridge Bancorp	10,129	$538,458
Camden National Corp.	23,340	705,451
Capital Bancorp, Inc.(a)	13,728	129,867
Capital City Bank Group, Inc.(b)	23,310	437,995
Capitol Federal Financial, Inc.	219,402	2,032,760
Capstar Financial Holdings, Inc.	25,571	250,852
Carter Bank & Trust	38,700	257,355
Cathay General Bancorp	118,444	2,567,866
CB Financial Services, Inc.	6,377	121,673
CBTX, Inc.	31,638	516,965
Central Pacific Financial Corp.	36,134	490,338
Central Valley Community Bancorp	20,040	247,494
Century Bancorp, Inc., Class A	4,972	326,859
Chemung Financial Corp.	6,300	181,881
ChoiceOne Financial Services Inc.	10,991	285,986
CIT Group, Inc.	159,524	2,825,170
Citizens & Northern Corp.	21,059	341,998
Citizens Holding Co.	6,395	143,376
City Holding Co.	25,302	1,457,648
Civista Bancshares, Inc.	26,232	328,425
CNB Financial Corp.	25,068	372,761
Coastal Financial Corp.(a)	13,132	160,867
Codorus Valley Bancorp, Inc.	16,462	215,652
Colony Bankcorp, Inc.	13,079	140,599
Columbia Banking System, Inc.	115,235	2,748,355
Columbia Financial, Inc.(a)	82,292	913,441
Community Bank System, Inc.	86,275	4,698,536
Community Bankers Trust Corp.	37,382	189,901
Community Financial Corp.	8,247	176,073
Community Trust Bancorp, Inc.	26,249	741,797
ConnectOne Bancorp, Inc.	62,203	875,196
County Bancorp, Inc.	6,837	128,536
CrossFirst Bankshares, Inc.(a)	81,388	707,262
Customers Bancorp, Inc.(a)	47,749	534,789
CVB Financial Corp.	212,894	3,540,427
Eagle Bancorp, Inc.	53,548	1,434,551
Enterprise Bancorp, Inc.	15,238	320,303
Enterprise Financial Services Corp.	39,255	1,070,484
Equity Bancshares, Inc., Class A(a)	20,806	322,493
Esquire Financial Holdings, Inc.(a)	11,357	170,355
Evans Bancorp, Inc.	8,451	188,035
Farmers & Merchants Bancorp, Inc./Archbold	16,838	336,928
Farmers National Banc Corp.	45,522	497,100
FB Financial Corp.	50,582	1,270,620
Fidelity D&D Bancorp, Inc.	6,449	314,131
Financial Institutions, Inc.	27,327	420,836
First Bancorp, Inc.	18,201	383,677
First BanCorp, Puerto Rico	341,942	1,784,937
First Bancorp/Southern Pines NC	47,149	986,829
First Bancshares, Inc.	34,044	713,903
First Bank/Hamilton	28,303	175,479
First Busey Corp.	84,662	1,345,279
First Business Financial Services, Inc.	14,311	204,504
First Choice Bancorp	16,926	224,947
First Commonwealth Financial Corp.	159,767	1,236,597
First Community Bancshares, Inc.	25,204	454,932
First Community Corp.	8,993	122,575
First Financial Bancorp	152,738	1,833,620
First Financial Bankshares, Inc.	210,754	5,882,144
First Financial Corp.	22,326	701,036
First Foundation, Inc.	67,723	885,140
First Guaranty Bancshares, Inc.	8,862	107,319

2

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
First Internet Bancorp	14,564	$214,528
First Interstate Bancsystem, Inc.	67,103	2,137,231
First Merchants Corp.	81,035	1,876,771
First Mid Bancshares, Inc.	25,874	645,556
First Midwest Bancorp, Inc.	171,475	1,848,500
First Northwest Bancorp	15,452	152,975
First of Long Island Corp.	41,040	607,802
First Savings Financial Group, Inc.	2,711	147,316
First United Corp.	9,750	114,172
First Western Financial Inc.(a)	8,230	106,579
Flagstar Bancorp, Inc.	68,548	2,031,077
FNCB Bancorp, Inc.	29,402	156,419
Franklin Financial Services Corp.	7,291	155,882
FS Bancorp, Inc.	7,080	290,280
Fulton Financial Corp.	255,236	2,381,352
FVCBankcorp, Inc.(a)	20,792	207,920
German American Bancorp, Inc.	41,109	1,115,698
Glacier Bancorp, Inc.	156,051	5,001,435
Great Western Bancorp, Inc.	87,506	1,089,450
Guaranty Bancshares, Inc.	11,854	295,046
Hancock Whitney Corp.	136,954	2,576,105
Hanmi Financial Corp.	35,695	293,056
HarborOne Bancorp, Inc.(a)	79,912	644,890
Hawthorn Bancshares, Inc.	10,042	190,195
HBT Financial, Inc.	16,051	180,092
Heartland Financial USA, Inc.	53,397	1,601,643
Heritage Commerce Corp.	101,551	675,822
Home BancShares, Inc.	245,768	3,725,843
Hope Bancorp, Inc.	195,776	1,484,961
Horizon Bancorp	70,672	713,080
Howard Bancorp, Inc.(a)	20,178	181,198
Independent Bank Corp.	90,652	3,255,358
Independent Bank Group, Inc.	60,679	2,680,798
International Bancshares Corp.	85,456	2,226,983
Investar Holding Corp.	15,819	202,800
Lakeland Bancorp, Inc.	79,441	790,438
Lakeland Financial Corp.	40,903	1,685,204
Landmark Bancorp Inc/Manhattan KS	4,390	93,727
LCNB Corp.	20,442	279,033
Level One Bancorp, Inc.	8,912	139,027
Limestone Bancorp Inc.(a)	7,262	76,396
Live Oak Bancshares, Inc.(b)	46,805	1,185,571
Luther Burbank Corp.	34,229	285,812
Macatawa Bank Corp.	49,646	324,188
Mackinac Financial Corp.	16,516	159,379
MainStreet Bancshares, Inc.(a)	11,835	144,860
Mercantile Bank Corp.	28,158	507,407
Merchants Bancorp	14,596	287,687
Meridian Bank/Malvern PA	7,428	119,814
Metrocity Bankshares, Inc.(b)	31,082	409,350
Metropolitan Bank Holding Corp.(a)	12,582	352,296
Mid Penn Bancorp, Inc.	11,675	202,094
Middlefield Banc Corp.	8,687	167,659
Midland States Bancorp, Inc.	38,170	490,484
MVB Financial Corp.	16,436	262,483
National Bank Holdings Corp., Class A	48,196	1,265,145
National Bankshares, Inc.	10,664	270,119
NBT Bancorp, Inc.	70,948	1,902,825
Nicolet Bankshares, Inc.(a)	15,064	822,645
Northeast Bank(a)	11,696	215,206
Northrim BanCorp, Inc.	11,374	289,923
Norwood Financial Corp.	9,898	240,719
Oak Valley Bancorp	11,873	136,065

Security	Shares	Value

Banks: Diversified (continued)
OFG Bancorp	85,480	$1,065,081
Ohio Valley Banc Corp.	7,057	145,798
Old National Bancorp	263,416	3,308,505
Old Second Bancorp, Inc.	52,681	394,844
OP Bancorp	23,528	134,580
Origin Bancorp, Inc.	35,563	759,626
Orrstown Financial Services, Inc.	17,730	226,944
Pacific Premier Bancorp, Inc.	128,193	2,581,807
Park National Corp.	22,947	1,880,736
Parke Bancorp, Inc.	17,346	207,111
PCB Bancorp	21,468	188,704
PCSB Financial Corp.	26,941	325,178
Peapack Gladstone Financial Corp.	31,386	475,498
Penns Woods Bancorp, Inc.	12,286	243,877
Peoples Bancorp of North Carolina, Inc.	7,687	118,610
Peoples Bancorp, Inc.	29,512	563,384
Peoples Financial Services Corp.	11,728	407,665
Pioneer Bancorp, Inc.(a)	20,117	178,639
Preferred Bank	23,922	768,375
Premier Financial Bancorp, Inc.	22,297	240,808
Professional Holding Corp., Class A(a)	14,295	191,696
Provident Financial Services, Inc.	114,549	1,397,498
QCR Holdings, Inc.	25,057	686,812
RBB Bancorp	28,518	323,394
Red River Bancshares, Inc.(b)	8,570	368,510
Reliant Bancorp Inc.	25,198	365,371
Renasant Corp.	89,003	2,022,148
Republic Bancorp, Inc., Class A	16,978	478,100
Republic First Bancorp, Inc.(a)	77,302	153,058
S&T Bancorp, Inc.	64,047	1,132,991
Salisbury Bancorp Inc.	3,726	117,779
Sandy Spring Bancorp, Inc.	75,640	1,745,771
SB Financial Group Inc.	10,278	138,650
Seacoast Banking Corp. of Florida(a)	85,087	1,534,119
Select Bancorp, Inc.(a)	33,126	238,176
ServisFirst Bancshares, Inc.	78,309	2,664,855
Shore Bancshares, Inc.	22,172	243,449
Sierra Bancorp	25,114	421,664
Silvergate Capital Corp., Class A(a)	25,471	366,782
Simmons First National Corp., Class A	173,027	2,743,343
SmartFinancial, Inc.	21,356	290,228
South Plains Financial, Inc.	19,026	236,113
South State Corp.	114,212	5,499,308
Southern First Bancshares, Inc.(a)	12,735	307,550
Southern National Bancorp of Virginia, Inc.	35,408	307,341
Southside Bancshares, Inc.	52,050	1,271,581
Spirit of Texas Bancshares, Inc.	23,127	258,097
Standard AVB Financial Corp.	4,967	162,173
Stock Yards Bancorp, Inc.	34,641	1,179,180
Summit Financial Group, Inc.	19,115	283,093
Texas Capital Bancshares, Inc.(a)	81,861	2,548,333
Tompkins Financial Corp.	23,070	1,310,607
TowneBank	101,527	1,665,043
Trico Bancshares	44,289	1,084,638
TriState Capital Holdings, Inc.(a)	47,239	625,444
Triumph Bancorp, Inc.(a)(b)	38,236	1,190,669
TrustCo Bank Corp. NY	153,275	800,095
Trustmark Corp.	102,810	2,201,162
UMB Financial Corp.	70,192	3,440,110
United Bankshares, Inc.	201,200	4,319,764
United Community Banks, Inc.	118,261	2,002,159
United Security Bancshares	24,184	147,764
Unity Bancorp, Inc.	13,223	153,122

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
Univest Financial Corp.	50,726	$728,933
Valley National Bancorp	638,546	4,374,040
Veritex Holdings, Inc.	78,309	1,333,602
Washington Trust Bancorp, Inc.	28,235	865,685
WesBanco, Inc.	104,149	2,224,623
West BanCorp., Inc.	28,851	457,000
Westamerica BanCorp	42,465	2,307,973

		211,433,457

Banks: Savings, Thrift & Mortgage Lending — 1.0%
Axos Financial, Inc.(a)	95,948	2,236,548
Banc of California, Inc.	69,137	699,667
BankFinancial Corp.	23,860	172,269
BankUnited, Inc.	148,672	3,257,404
Berkshire Hills Bancorp, Inc.	66,841	675,763
Brookline Bancorp, Inc.	130,249	1,126,003
Dime Community Bancshares, Inc.	47,571	538,028
Eagle Bancorp Montana Inc.	7,091	124,943
ESSA Bancorp, Inc.	15,567	191,941
First Capital, Inc.	5,565	311,918
Flushing Financial Corp.	46,316	487,244
Great Southern Bancorp, Inc.	14,826	536,998
Greene County Bancorp, Inc.	5,855	126,995
Heritage Financial Corp.	59,449	1,093,267
Hingham Institution for Savings	2,361	434,424
Home Bancorp, Inc.	13,473	325,373
HomeStreet, Inc.	29,365	756,442
Investors Bancorp, Inc.	368,400	2,674,584
Kearny Financial Corp.	132,530	955,541
Ladder Capital Corp.	178,547	1,271,255
Meridian Bancorp, Inc.	81,718	845,781
Northfield Bancorp, Inc.	74,887	682,969
Northwest Bancshares, Inc.	184,801	1,700,169
OceanFirst Financial Corp.	96,365	1,319,237
Oconee Federal Financial Corp.	2,178	47,480
Ponce de Leon Federal Bank(a)	14,188	125,138
Premier Financial Corp.	62,640	975,618
Provident Bancorp, Inc.	16,241	126,517
Provident Financial Holdings, Inc.	10,685	127,152
Prudential Bancorp, Inc.	14,298	150,701
Richmond Mutual BanCorp., Inc.	23,457	248,175
Riverview Bancorp, Inc.	37,996	157,683
Southern Missouri Bancorp, Inc.	13,207	311,421
Sterling Bancorp, Inc.	27,375	82,399
Territorial Bancorp, Inc.	13,705	277,252
Timberland Bancorp, Inc.	12,693	228,474
Washington Federal, Inc.	125,133	2,610,274
Waterstone Financial, Inc.	35,350	547,572
Western New England Bancorp, Inc.	40,665	228,944
WSFS Financial Corp.	79,908	2,155,119

		30,944,682

Beverage: Brewers & Distillers — 0.0%
Craft Brew Alliance, Inc.(a)(b)	19,652	324,455

Beverage: Soft Drinks — 0.3%
Celsius Holdings, Inc.(a)	58,022	1,317,680
Coca-Cola Consolidated, Inc.	7,507	1,806,785
Farmer Bros Co.(a)	27,036	119,499
National Beverage Corp.(a)(b)	19,836	1,349,046

Security	Shares	Value

Beverage: Soft Drinks (continued)
NewAge Inc.(a)(b)	161,699	$279,739
Primo Water Corp.	256,686	3,644,941

		8,517,690

Biotechnology — 10.6%
89bio Inc.(a)	10,297	264,221
ADMA Biologics, Inc.(a)(b)	96,552	230,759
Aduro Biotech, Inc.(a)	109,768	266,736
Adverum Biotechnologies, Inc.(a)	141,235	1,454,720
Aeglea BioTherapeutics, Inc.(a)(b)	71,346	505,843
Affimed NV(a)	127,442	432,028
Agenus, Inc.(a)	253,041	1,012,164
Aimmune Therapeutics, Inc.(a)(b)	76,025	2,619,061
Akcea Therapeutics, Inc.(a)(b)	27,899	506,088
Akebia Therapeutics, Inc.(a)	220,379	553,151
Akero Therapeutics, Inc.(a)	21,950	675,840
Akouos, Inc.(a)(b)	23,255	531,842
Albireo Pharma, Inc.(a)(b)	21,083	703,540
Alector, Inc.(a)(b)	78,147	823,279
Allakos, Inc.(a)(b)	40,039	3,261,177
Allogene Therapeutics, Inc.(a)	88,129	3,323,345
Allovir, Inc.(a)(b)	28,786	791,615
ALX Oncology Holdings, Inc.(a)(b)	15,484	584,366
AMAG Pharmaceuticals, Inc.(a)(b)	46,649	438,501
Amicus Therapeutics, Inc.(a)	415,921	5,872,805
AnaptysBio, Inc.(a)	36,887	544,083
Anavex Life Sciences Corp.(a)(b)	83,458	379,734
ANI Pharmaceuticals, Inc.(a)	15,228	429,582
Annexon, Inc.(a)	23,618	713,972
Apellis Pharmaceuticals, Inc.(a)	98,186	2,962,272
Applied Genetic Technologies Corp/DE(a)	39,479	191,868
Applied Molecular Transport, Inc.(a)(b)	20,116	640,091
Applied Therapeutics, Inc.(a)	22,529	467,702
Aprea Therapeutics, Inc.(a)	12,141	292,112
Aptinyx, Inc.(a)	40,764	137,782
Aravive, Inc.(a)	20,451	96,120
Arcturus Therapeutics Holdings, Inc.(a)(b)	26,065	1,118,188
Arcus Biosciences, Inc.(a)	68,058	1,166,514
Arcutis Biotherapeutics, Inc.(a)	29,170	854,681
Ardelyx, Inc.(a)(b)	123,356	647,619
Arena Pharmaceuticals, Inc.(a)(b)	95,216	7,121,205
Arvinas, Inc.(a)	49,522	1,169,214
Assembly Biosciences, Inc.(a)	51,988	854,683
Atara Biotherapeutics, Inc.(a)	117,891	1,527,867
Athenex, Inc.(a)	101,554	1,228,803
Athersys, Inc.(a)	292,865	571,087
Atreca, Inc., Class A(a)	45,165	630,955
AVEO Pharmaceuticals, Inc.(a)(b)	38,519	228,803
Avid Bioservices, Inc.(a)	93,919	715,663
Avidity Biosciences, Inc.(a)	27,035	761,035
Avrobio, Inc.(a)(b)	52,376	681,936
Axcella Health, Inc.(a)	12,271	56,692
Beam Therapeutics, Inc.(a)(b)	57,490	1,415,404
Bellerophon Therapeutics, Inc.(a)	6,417	65,325
Beyondspring, Inc.(a)	21,320	283,769
BioCryst Pharmaceuticals, Inc.(a)	286,770	985,055
BioDelivery Sciences International, Inc.(a)	151,131	563,719
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	78,187	5,082,937
BioTelemetry, Inc.(a)	53,905	2,456,990
Bioxcel Therapeutics, Inc.(a)(b)	19,754	856,533
Black Diamond Therapeutics, Inc.(a)(b)	29,279	885,104

4

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Blueprint Medicines Corp.(a)(b)	90,344	$8,374,889
BrainStorm Cell Therapeutics, Inc.(a)(b)	44,535	753,532
Bridgebio Pharma, Inc.(a)(b)	117,877	4,422,745
Cabaletta Bio Inc.(a)	21,359	231,532
Calamos Asset Management, Inc.(c)	6,201	—
Calithera Biosciences, Inc.(a)	112,344	387,587
Calyxt, Inc.(a)	16,435	90,228
CASI Pharmaceuticals, Inc.(a)	81,289	124,372
Castle Biosciences, Inc.(a)(b)	19,163	985,936
Catabasis Pharmaceuticals, Inc.(a)(b)	30,400	188,176
Catalyst Biosciences, Inc.(a)	29,498	126,841
Catalyst Pharmaceuticals, Inc.(a)	161,476	479,584
Cellular Biomedicine Group, Inc.(a)	20,306	372,412
CEL-SCI Corp.(a)(b)	55,169	703,405
Champions Oncology Inc.(a)	10,748	99,419
Checkmate Pharmaceuticals Inc.(a)(b)	8,286	95,372
Checkpoint Therapeutics, Inc.(a)(b)	78,344	209,962
ChemoCentryx, Inc.(a)	81,057	4,441,924
Chiasma, Inc.(a)	80,034	344,146
Cidara Therapeutics Inc.(a)(b)	54,478	155,262
Clovis Oncology, Inc.(a)(b)	135,443	789,633
Codexis, Inc.(a)	88,515	1,039,166
Cohbar, Inc.(a)	36,941	35,079
Coherus Biosciences, Inc.(a)	92,830	1,702,502
Collegium Pharmaceutical, Inc.(a)(b)	58,103	1,209,704
Constellation Pharmaceuticals, Inc.(a)	49,979	1,012,575
Contra GTX, Inc.(b)(c)	944	1,935
ContraFect Corp.(a)(b)	40,527	213,983
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	110,272	198,490
Cortexyme, Inc.(a)(b)	26,620	1,331,000
Crinetics Pharmaceuticals, Inc.(a)	45,504	713,048
Cue Biopharma, Inc.(a)	46,824	704,701
Cyclerion Therapeutics, Inc.(a)(b)	38,797	235,886
Cymabay Therapeutics, Inc.(a)	113,508	821,798
Cytokinetics, Inc.(a)(b)	108,053	2,339,347
CytomX Therapeutics, Inc.(a)	75,561	502,481
CytoSorbents Corp.(a)	70,041	558,577
Deciphera Pharmaceuticals, Inc.(a)	61,043	3,131,506
Denali Therapeutics, Inc.(a)(b)	103,016	3,691,063
Dyadic International Inc.(a)	32,232	243,996
Dynavax Technologies Corp.(a)(b)	171,815	742,241
Editas Medicine, Inc.(a)	102,458	2,874,971
Eidos Therapeutics, Inc.(a)(b)	18,567	938,191
Eiger Biopharmaceuticals, Inc.(a)	39,406	320,765
Emergent Biosolutions, Inc.(a)(b)	72,902	7,532,964
Enochian Biosciences, Inc.(a)(b)	26,154	93,631
Enzo Biochem, Inc.(a)	72,225	152,395
Epizyme, Inc.(a)	143,491	1,711,848
Evelo Biosciences, Inc.(a)(b)	22,700	119,629
Evofem Biosciences, Inc.(a)(b)	122,743	289,673
Exicure Inc.(a)	97,371	170,399
Fate Therapeutics, Inc.(a)(b)	117,048	4,678,409
Fennec Pharmaceuticals, Inc.(a)	35,740	216,584
FibroGen, Inc.(a)(b)	138,174	5,681,715
Five Prime Therapeutics, Inc.(a)	45,851	215,500
Forma Therapeutics Holdings, Inc.(a)(b)	26,093	1,300,475
Fortress Biotech, Inc.(a)(b)	95,910	387,476
Frequency Therapeutics, Inc.(a)(b)	41,296	793,296
Fulcrum Therapeutics, Inc.(a)(b)	20,859	165,412
G1 Therapeutics, Inc.(a)(b)	57,978	669,646
Galera Therapeutics Inc.(a)	14,122	127,663
Generation Bio Co.(a)(b)	19,709	609,205
GenMark Diagnostics, Inc.(a)(b)	114,819	1,630,430

Security	Shares	Value

Biotechnology (continued)
Genprex Inc.(a)(b)	48,173	$161,861
Geron Corp.(a)(b)	461,532	803,066
GlycoMimetics, Inc.(a)	55,407	170,099
Gossamer Bio, Inc.(a)(b)	91,863	1,140,020
Gritstone Oncology, Inc.(a)(b)	51,045	135,269
Halozyme Therapeutics, Inc.(a)	223,006	5,860,598
Harpoon Therapeutics, Inc.(a)	17,790	302,252
Harvard Bioscience, Inc.(a)	61,301	184,516
Heron Therapeutics, Inc.(a)	142,598	2,113,302
Homology Medicines, Inc.(a)	57,485	615,089
Hookipa Pharma, Inc.(a)(b)	22,901	216,872
iBio Inc.(a)(b)	83,074	168,640
Ideaya Biosciences Inc.(a)	27,834	349,595
IGM Biosciences Inc.(a)	11,979	884,170
IMARA Inc.(a)	8,327	169,371
Immunic, Inc.(a)	6,185	114,855
ImmunoGen, Inc.(a)	291,987	1,051,153
Immunovant, Inc.(a)	57,039	2,007,202
Inovio Pharmaceuticals, Inc.(a)(b)	256,173	2,971,607
Inozyme Pharma Inc.(a)	12,686	333,515
Insmed, Inc.(a)	164,629	5,291,176
Intellia Therapeutics, Inc.(a)	81,661	1,623,421
Intercept Pharmaceuticals, Inc.(a)(b)	41,717	1,729,587
Invitae Corp.(a)(b)	188,800	8,184,480
iTeos Therapeutics Inc.(a)	17,163	423,411
IVERIC bio Inc.(a)	128,640	725,530
Jounce Therapeutics, Inc.(a)	29,247	238,656
Kadmon Holdings, Inc.(a)	269,915	1,058,067
Kala Pharmaceuticals, Inc.(a)(b)	66,836	501,270
Kaleido Biosciences, Inc.(a)(b)	24,435	270,495
KalVista Pharmaceuticals, Inc.(a)(b)	20,947	263,723
Karuna Therapeutics, Inc.(a)(b)	26,187	2,024,779
Karyopharm Therapeutics, Inc.(a)(b)	112,747	1,646,106
Keros Therapeutics, Inc.(a)(b)	11,743	452,928
Kezar Life Sciences, Inc.(a)	45,133	218,444
Kindred Biosciences, Inc.(a)	62,160	266,666
Kiniksa Pharmaceuticals Ltd.(a)(b)	43,122	660,629
Kodiak Sciences, Inc.(a)(b)	47,122	2,790,094
Krystal Biotech, Inc.(a)(b)	22,308	960,359
Kura Oncology, Inc.(a)	86,603	2,653,516
Lexicon Pharmaceuticals, Inc.(a)	67,629	97,386
Ligand Pharmaceuticals, Inc.(a)(b)	23,359	2,226,580
LogicBio Therapeutics, Inc.(a)(b)	21,456	194,820
Lyra Therapeutics Inc.(a)	7,448	83,269
MacroGenics, Inc.(a)	86,049	2,167,574
Madrigal Pharmaceuticals, Inc.(a)	14,676	1,742,481
Magenta Therapeutics, Inc.(a)	32,370	220,116
MannKind Corp.(a)(b)	359,026	674,969
Marinus Pharmaceuticals Inc.(a)(b)	42,147	541,589
Marker Therapeutics, Inc.(a)(b)	45,421	68,132
MediciNova, Inc.(a)(b)	69,665	365,045
MeiraGTx Holdings PLC(a)	34,888	461,917
Mersana Therapeutics, Inc.(a)	86,841	1,616,979
Minerva Neurosciences, Inc.(a)	50,133	159,423
Mirati Therapeutics, Inc.(a)	61,380	10,192,149
Mirum Pharmaceuticals, Inc.(a)(b)	8,546	164,681
Molecular Templates, Inc.(a)	40,936	447,021
Momenta Pharmaceuticals, Inc.(a)	192,723	10,114,103
Morphic Holding, Inc.(a)	23,138	632,593
Mustang Bio, Inc.(a)	51,990	163,769
Myriad Genetics, Inc.(a)	113,531	1,480,444
NantKwest, Inc.(a)	48,556	336,736
Natera, Inc.(a)	114,985	8,306,516

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Neoleukin Therapeutics Inc.(a)	49,979	$599,748
NeuBase Therapeutics Inc.(a)	29,154	221,279
NeuroBo Pharmaceuticals Inc.(a)	7,183	40,368
NextCure, Inc.(a)(b)	28,021	246,585
NGM Biopharmaceuticals, Inc.(a)	40,668	647,028
Nkarta, Inc.(a)	26,288	790,217
Novavax, Inc.(a)	100,715	10,912,470
Nurix Therapeutics Inc.(a)	17,868	623,772
Nymox Pharmaceutical Corp.(a)(b)	64,230	158,006
Odonate Therapeutics, Inc.(a)(b)	22,060	296,266
Omeros Corp.(a)(b)	96,132	971,414
Oncocyte Corp.(a)	72,553	100,849
OPKO Health, Inc.(a)(b)	652,866	2,409,076
Orgenesis Inc.(a)	29,067	146,498
ORIC Pharmaceuticals, Inc.(a)(b)	14,704	367,747
Ovid therapeutics, Inc.(a)	72,293	414,962
Oyster Point Pharma Inc.(a)	9,415	198,751
Pacific Biosciences of California, Inc.(a)	271,215	2,676,892
Pandion Therapeutics Inc.(a)(b)	11,565	132,535
Passage Bio, Inc.(a)(b)	22,849	299,550
PDL BioPharma, Inc.(a)(b)	186,837	588,537
Personalis, Inc.(a)	38,399	832,106
PhaseBio Pharmaceuticals, Inc.(a)(b)	23,083	81,021
Phathom Pharmaceuticals, Inc.(a)	18,048	661,820
Pieris Pharmaceuticals, Inc.(a)	75,974	157,266
Poseida Therapeutics, Inc.(a)(b)	21,109	187,237
Precigen, Inc.(a)(b)	109,623	383,680
Precision BioSciences, Inc.(a)	77,623	478,158
Prevail Therapeutics, Inc.(a)	23,398	238,192
Protagonist Therapeutics, Inc.(a)(b)	49,245	962,740
Protara Therapeutics Inc.(a)	3,291	55,388
Prothena Corp. PLC(a)	54,312	542,577
Provention Bio Inc.(a)	77,772	997,815
PTC Therapeutics, Inc.(a)(b)	101,328	4,737,084
Pulse Biosciences, Inc.(a)(b)	24,575	289,739
Puma Biotechnology, Inc.(a)	51,383	518,454
RadNet, Inc.(a)	70,580	1,083,403
Rapt Therapeutics, Inc.(a)	18,426	593,317
Recro Pharma, Inc.(a)	33,317	69,966
REGENXBIO, Inc.(a)	54,613	1,502,950
Relay Therapeutics, Inc.(a)(b)	52,410	2,232,142
Relmada Therapeutics, Inc.(a)(b)	23,741	893,136
Replimune Group, Inc.(a)	33,823	778,605
Retrophin, Inc.(a)	79,309	1,464,044
Revolution Medicines, Inc.(a)	62,751	2,183,735
Rhythm Pharmaceuticals, Inc.(a)	53,671	1,163,051
Rigel Pharmaceuticals, Inc.(a)	280,558	673,339
Rocket Pharmaceuticals, Inc.(a)(b)	54,081	1,236,292
Rockwell Medical, Inc.(a)	110,669	118,416
Rubius Therapeutics, Inc.(a)	57,590	288,526
Sangamo Therapeutics, Inc.(a)(b)	186,240	1,759,968
Satsuma Pharmaceuticals Inc.(a)	15,447	60,089
Savara, Inc.(a)	79,628	86,795
Scholar Rock Holding Corp.(a)(b)	38,326	677,987
Selecta Biosciences, Inc.(a)	114,510	283,985
Seres Therapeutics, Inc.(a)	86,552	2,450,287
Soleno Therapeutics Inc.(a)	105,332	264,383
Solid Biosciences, Inc.(a)	42,983	87,255
Sorrento Therapeutics, Inc.(a)(b)	360,768	4,022,563
Spero Therapeutics, Inc.(a)(b)	26,280	293,285
SpringWorks Therapeutics, Inc.(a)	35,696	1,701,628
Stoke Therapeutics, Inc.(a)(b)	21,146	708,180

Security	Shares	Value

Biotechnology (continued)
Strongbridge Biopharma PLC(a)	59,034	$123,971
Sutro Biopharma, Inc.(a)	41,653	418,613
Syros Pharmaceuticals, Inc.(a)	70,232	620,851
TCR2 Therapeutics, Inc.(a)	40,879	830,661
Translate Bio, Inc.(a)(b)	110,872	1,508,968
Tricida, Inc.(a)(b)	47,941	434,345
Turning Point Therapeutics, Inc.(a)	55,843	4,878,444
Twist Bioscience Corp.(a)	53,464	4,061,660
Tyme Technologies, Inc.(a)(b)	98,792	96,816
UNITY Biotechnology, Inc.(a)(b)	55,684	192,667
UroGen Pharma Ltd.(a)(b)	32,228	621,678
Vanda Pharmaceuticals, Inc.(a)	87,156	841,927
Vaxart Inc.(a)(b)	87,606	582,580
Vaxcyte Inc.(a)	29,541	1,458,735
VBI Vaccines, Inc.(a)(b)	293,388	839,090
Veracyte, Inc.(a)(b)	93,347	3,032,844
Verastem, Inc.(a)(b)	276,767	334,888
Vericel Corp.(a)	75,187	1,393,215
Verrica Pharmaceuticals, Inc.(a)(b)	21,272	164,645
Viela Bio Inc.(a)(b)	36,539	1,026,015
Viking Therapeutics, Inc.(a)(b)	108,147	629,416
Vir Biotechnology, Inc.(a)	87,516	3,004,424
VYNE Therapeutics, Inc.(a)(b)	238,882	396,544
X4 Pharmaceuticals, Inc.(a)	25,656	173,691
XBiotech, Inc.(a)(b)	21,897	418,014
Xencor, Inc.(a)	90,888	3,525,546
Xeris Pharmaceuticals, Inc.(a)(b)	67,887	402,570
XOMA Corp.(a)(b)	9,810	184,820
Y-mAbs Therapeutics, Inc.(a)	48,317	1,854,890
Zentalis Pharmaceuticals, Inc.(a)	17,424	569,591
ZIOPHARM Oncology, Inc.(a)(b)	362,549	913,623

		328,496,069

Building Materials — 1.2%
Alpha Pro Tech Ltd.(a)(b)	20,653	305,251
Aspen Aerogels, Inc.(a)	34,052	372,869
Builders FirstSource, Inc.(a)	188,626	6,152,980
Caesarstone Ltd.	37,682	369,284
Cornerstone Building Brands, Inc.(a)(b)	76,824	613,056
Gibraltar Industries, Inc.(a)	52,941	3,448,577
Griffon Corp.	68,291	1,334,406
Louisiana-Pacific Corp.	184,262	5,437,572
LSI Industries, Inc.	42,583	287,435
Masonite International Corp.(a)	39,472	3,884,045
Patrick Industries, Inc.	36,475	2,098,042
PGT Innovations, Inc.(a)	92,519	1,620,933
Quanex Building Products Corp.	54,932	1,012,946
Simpson Manufacturing Co., Inc.	71,290	6,926,536
Summit Materials, Inc., Class A(a)	186,547	3,085,487

		36,949,419

Building: Climate Control — 0.2%
AAON, Inc.(b)	67,790	4,084,347
Comfort Systems USA, Inc.	59,441	3,061,806

		7,146,153

Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc.	90,093	2,799,189
Forterra, Inc.	30,724	363,158
Foundation Building Materials, Inc.	34,225	538,017
JELD-WEN Holding, Inc.	109,220	2,468,372

		6,168,736

Cable Television Services — 0.2%
AMC Networks, Inc., Class A	64,998	1,606,101

6

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Cable Television Services (continued)
Liberty Latin America Ltd., Class A	75,722	$624,706
Liberty Latin America Ltd., Class C	247,665	2,015,993
WideOpenWest, Inc.	86,622	449,568

		4,696,368
Casinos & Gambling — 1.4%
Accel Entertainment, Inc.(a)	74,397	796,792
Boyd Gaming Corp.	131,590	4,038,497
Caesars Entertainment, Inc.(a)	227,408	12,748,492
Century Casinos, Inc.(a)	44,745	245,203
International Game Technology PLC	160,312	1,784,272
Monarch Casino & Resort, Inc.(a)	21,513	959,480
Penn National Gaming, Inc.(a)(b)	248,359	18,055,699
Scientific Games Corp., Class A(a)	92,991	3,246,316
Twin River Worldwide Holdings, Inc.	27,469	721,611

		42,596,362

Cement — 0.0%
Concrete Pumping Holdings, Inc.	40,542	144,735
US Concrete, Inc.	26,718	775,891

		920,626

Chemicals: Diversified — 0.6%
AdvanSix, Inc.(a)	46,665	601,045
AgroFresh Solutions, Inc.(a)	48,994	119,056
American Vanguard Corp.	48,046	631,325
Avient Corp.	148,222	3,921,954
CSW Industrials, Inc.	22,059	1,704,058
GCP Applied Technologies, Inc.(a)	80,012	1,676,251
Hawkins, Inc.	15,510	715,011
Ingevity Corp.(a)	67,214	3,323,060
Landec Corp.(a)	42,588	413,955
Marrone Bio Innovations, Inc.(a)(b)	130,581	159,309
Rayonier Advanced Materials, Inc.(a)	108,215	346,288
Sensient Technologies Corp.	69,176	3,994,222

		17,605,534

Chemicals: Specialty — 0.7%
Advanced Emissions Solutions, Inc.	27,259	110,672
Amyris, Inc.(a)	169,249	494,207
Balchem Corp.	52,265	5,102,632
FutureFuel Corp.	42,590	484,248
Innospec, Inc.	40,420	2,559,395
Kraton Corp.(a)	52,505	935,639
Livent Corp.(a)	236,265	2,119,297
Orion Engineered Carbons SA	101,468	1,269,365
Park Aerospace Corp.	31,735	346,546
PQ Group Holdings, Inc.(a)	64,387	660,611
Quaker Chemical Corp.(b)	21,930	3,941,040
Stepan Co.	35,480	3,867,320
Tronox Holdings PLC(a)	143,313	1,127,873

		23,018,845

Coal — 0.1%
Arch Resources, Inc.	25,554	1,085,534
CONSOL Energy, Inc.(a)	43,544	192,900
Peabody Energy Corp.	109,233	251,236
Warrior Met Coal, Inc.	82,221	1,404,334

		2,934,004

Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	26,468	359,435

Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	15,305	974,316

Security	Shares	Value

Commercial Finance & Mortgage Companies (continued)
Meta Financial Group, Inc.(b)	57,097	$1,097,404
MMA Capital Holdings, Inc.(a)	7,816	175,938
PennyMac Financial Services, Inc.(d)	69,533	4,041,258
RE/MAX Holdings, Inc., Class A	30,176	987,661
Security National Financial Corp., Class A(a)	10,244	65,562
Walker & Dunlop, Inc.	45,963	2,436,039

		9,778,178

Commercial Services & Supplies — 0.1%
Collectors Universe, Inc.	15,416	762,938
Information Services Group, Inc.(a)	60,206	127,035
National Research Corp.	22,479	1,106,191

		1,996,164

Commercial Services: Rental & Leasing — 0.8%
CAI International, Inc.	27,241	749,945
GATX Corp.	57,445	3,662,119
GMS, Inc.(a)	66,612	1,605,349
H&E Equipment Services, Inc.	50,071	984,396
Herc Holdings, Inc.(a)	38,630	1,530,134
Marlin Business Services Corp.	15,333	108,098
McGrath RentCorp	39,024	2,325,440
Nesco Holdings, Inc.(a)	20,536	85,224
NOW, Inc.(a)	172,388	782,642
Rush Enterprises, Inc., Class B	6,831	302,613
SiteOne Landscape Supply, Inc.(a)	71,839	8,760,766
Triton International Ltd.	81,231	3,303,665
Willis Lease Finance Corp.(a)	4,940	91,143

		24,291,534

Commercial Vehicles & Parts — 0.3%
Blue Bird Corp.(a)	25,232	306,821
Cooper-Standard Holdings, Inc.(a)	28,613	377,978
Miller Industries, Inc.	18,496	565,423
Modine Manufacturing Co.(a)(b)	83,377	521,106
Motorcar Parts of America, Inc.(a)(b)	30,641	476,774
Navistar International Corp.(a)	81,699	3,557,175
REV Group, Inc.	47,942	378,262
Rush Enterprises, Inc., Class A	44,726	2,260,452
Shyft Group, Inc.	56,655	1,069,646
Wabash National Corp.	86,230	1,031,311

		10,544,948

Communications Technology — 0.9%
ADTRAN, Inc.	80,154	821,979
Anterix, Inc.(a)	17,620	576,350
Avaya Holdings Corp.(a)	134,446	2,043,579
Bandwidth, Inc., Class A(a)	31,735	5,539,979
Bel Fuse, Inc., Class B	16,293	174,009
Calix, Inc.(a)	87,684	1,559,021
Casa Systems, Inc.(a)	58,151	234,349
Comtech Telecommunications Corp.	39,839	557,746
Digi International, Inc.(a)	49,377	771,762
DZS, Inc.(a)(b)	20,745	194,381
Extreme Networks, Inc.(a)	195,755	786,935
Genasys Inc.(a)	53,894	331,448
GSI Technology, Inc.(a)	26,370	148,727
Harmonic, Inc.(a)	161,417	900,707
Infinera Corp.(a)(b)	253,959	1,564,387
Inseego Corp.(a)(b)	95,100	981,432
InterDigital, Inc.	51,111	2,916,394
KVH Industries, Inc.(a)(b)	27,118	244,333
Loral Space & Communications, Inc.	21,490	393,267
Maxar Technologies, Inc.	101,217	2,524,352

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Technology (continued)
NeoPhotonics Corp.(a)	82,018	$499,490
NETGEAR, Inc.(a)	47,313	1,458,187
Ooma, Inc.(a)	35,826	467,529
PC-Tel Inc.(a)	29,322	165,963
Plantronics, Inc.	56,593	670,061
Powerfleet Inc.(a)	44,876	252,652
Resonant Inc.(a)(b)	83,461	198,637
Ribbon Communications, Inc.(a)	116,039	449,071
Seachange International Inc.(a)	38,951	33,903
Telenav, Inc.(a)	57,408	206,669

		27,667,299

Computer Services Software & Systems — 6.9%
A10 Networks, Inc.(a)	104,821	667,710
ACI Worldwide, Inc.(a)(b)	186,644	4,877,008
Akerna Corp.(a)(b)	15,535	56,547
Alarm.com Holdings, Inc.(a)(b)	77,987	4,308,782
Altair Engineering, Inc., Class A(a)(b)	68,374	2,870,341
American Software, Inc., Class A	50,028	702,393
Appfolio, Inc., Class A(a)	26,968	3,824,332
Appian Corp.(a)(b)	58,246	3,771,429
Asure Software, Inc.(a)	16,639	125,624
Avid Technology, Inc.(a)(b)	55,873	478,273
Benefitfocus, Inc.(a)	50,011	560,123
Blackbaud, Inc.	80,375	4,487,336
Blackline, Inc.(a)(b)	82,270	7,373,860
Blucora, Inc.(a)	82,183	774,164
Bottomline Technologies DE, Inc.(a)	70,706	2,980,965
Box, Inc., Class A(a)(b)	227,175	3,943,758
Brightcove, Inc.(a)	67,105	687,155
Cargurus, Inc.(a)	140,840	3,046,369
Cerence, Inc.(a)(b)	60,049	2,934,595
Cloudera, Inc.(a)	338,685	3,688,280
CommVault Systems, Inc.(a)	68,510	2,795,208
ComScore, Inc.(a)(b)	102,177	208,441
Cornerstone OnDemand, Inc.(a)	99,951	3,634,218
Covetrus, Inc.(a)	161,662	3,944,553
CSG Systems International, Inc.	52,818	2,162,897
Digimarc Corp.(a)(b)	20,112	449,101
Digital Turbine, Inc.(a)(b)	134,627	4,407,688
Domo, Inc., Class B(a)	40,854	1,565,934
Ebix, Inc.	44,934	925,640
Endurance International Group Holdings, Inc.(a)	106,517	611,408
Envestnet, Inc.(a)(b)	87,065	6,717,935
ePlus, Inc.(a)	21,006	1,537,639
Eventbrite, Inc., Class A(a)	100,393	1,089,264
EverQuote, Inc., Class A(a)	23,792	919,323
Evolent Health, Inc., Class A(a)	121,467	1,507,406
GAN Ltd.(a)	12,868	217,469
Grid Dynamics Holdings Inc.(a)	36,599	282,910
Groupon Inc.(a)	38,232	779,933
GTY Technology Holdings, Inc.(a)(b)	67,891	179,911
Inovalon Holdings, Inc., Class A(a)(b)	122,630	3,243,564
Intelligent Systems Corp.(a)	11,424	445,308
Limelight Networks, Inc.(a)(b)	197,194	1,135,837
LivePerson, Inc.(a)(b)	100,667	5,233,677
LiveRamp Holdings, Inc.(a)	104,765	5,423,684
Magnite, Inc.(a)	175,345	1,217,771
ManTech International Corp., Class A	44,280	3,050,006
MicroStrategy, Inc., Class A(a)	12,698	1,911,811
Mimecast Ltd.(a)	93,033	4,365,108
Mitek Systems, Inc.(a)	36,057	459,366

Security	Shares	Value

Computer Services Software & Systems (continued)
NetScout Systems, Inc.(a)	112,306	$2,451,640
NIC, Inc.	106,269	2,093,499
OneSpan, Inc.(a)	55,484	1,162,945
PAR Technology Corp.(a)(b)	25,222	1,021,743
Parsons Corp.(a)(b)	37,419	1,255,033
PDF Solutions, Inc.(a)	45,757	856,114
Perficient, Inc.(a)(b)	52,846	2,258,638
Perspecta, Inc.	226,623	4,407,817
Ping Identity Holding Corp.(a)(b)	59,192	1,847,382
Progress Software Corp.	73,222	2,685,783
PROS Holdings, Inc.(a)(b)	64,048	2,045,693
Q2 Holdings, Inc.(a)	81,413	7,429,750
QAD, Inc., Class A	19,528	824,082
Rackspace Technology Inc.(a)	53,852	1,038,805
Rapid7, Inc.(a)(b)	82,644	5,061,119
Red Violet Inc.(a)	10,585	195,399
Rimini Street, Inc.(a)	32,047	103,191
SailPoint Technologies Holding, Inc.(a)(b)	143,678	5,685,338
Sapiens International Corp. NV	42,492	1,299,405
Schrodinger Inc/United States(a)	47,643	2,263,519
SecureWorks Corp., Class A(a)	13,813	157,330
ShotSpotter, Inc.(a)	13,743	426,583
Shutterstock, Inc.	35,557	1,850,386
Simulations Plus, Inc.	22,804	1,718,509
Smith Micro Software Inc.(a)	54,468	203,166
Sprout Social Inc., Class A(a)	44,345	1,707,283
SPS Commerce, Inc.(a)	57,488	4,476,591
SVMK, Inc.(a)	197,260	4,361,419
Synchronoss Technologies, Inc.(a)(b)	64,512	194,181
TechTarget, Inc.(a)	39,284	1,726,925
Tenable Holdings, Inc.(a)	113,572	4,287,343
Tucows, Inc., Class A(a)(b)	15,235	1,049,692
Unisys Corp.(a)	104,239	1,112,230
Upland Software, Inc.(a)(b)	42,026	1,584,380
Upwork, Inc.(a)	150,664	2,627,580
Varonis Systems, Inc.(a)(b)	51,151	5,903,848
Verint Systems, Inc.(a)	104,307	5,025,511
Veritone, Inc.(a)(b)	39,209	359,154
Verra Mobility Corp.(a)	216,684	2,093,167
VirnetX Holding Corp.	103,532	545,614
Virtusa Corp.(a)	46,856	2,303,441
Workiva, Inc.(a)(b)	63,309	3,530,110
Yelp, Inc.(a)	114,473	2,299,763
Yext, Inc.(a)(b)	165,104	2,506,279
Zix Corp.(a)	89,695	523,819
Zuora, Inc., Class A(a)	165,923	1,715,644

		212,858,897

Computer Technology — 0.4%
3D Systems Corp.(a)(b)	193,813	951,622
Diebold Nixdorf, Inc.(a)	119,797	915,249
Immersion Corp.(a)	25,169	177,441
Impinj, Inc.(a)(b)	28,229	743,834
Insight Enterprises, Inc.(a)	56,138	3,176,288
Intellicheck Inc.(a)	26,907	179,470
PC Connection, Inc.	19,062	782,686
Quantum Corp.(a)	48,627	223,684
Safeguard Scientifics, Inc.	34,367	188,331
Super Micro Computer Inc.(a)(b)	74,466	1,965,902
Synaptics, Inc.(a)	55,325	4,449,237

		13,753,744

8

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction — 0.4%
Aegion Corp.(a)	50,934	$719,697
Construction Partners, Inc., Class A(a)	41,891	762,416
EMCOR Group, Inc.	88,584	5,998,023
Granite Construction, Inc.	79,096	1,392,881
Great Lakes Dredge & Dock Corp.(a)	108,535	1,032,168
Primoris Services Corp.	76,509	1,380,222
Sterling Construction Co., Inc.(a)	48,312	684,098
Tutor Perini Corp.(a)	64,517	718,074

		12,687,579

Consumer Electronics — 0.2%
Fitbit, Inc., Class A(b)	389,944	2,714,010
Sonos, Inc.(b)	127,894	1,941,431
Universal Electronics, Inc.	22,876	863,340
VOXX International Corp.(b)	32,316	248,510

		5,767,291

Consumer Lending — 0.6%
Curo Group Holdings Corp.	33,551	236,535
Encore Capital Group, Inc.(a)	49,981	1,928,767
Enova International, Inc.(a)	49,995	819,418
Ezcorp, Inc., Class A(a)	85,294	429,029
FirstCash, Inc.	66,812	3,822,315
Marcus & Millichap, Inc.(a)	38,883	1,070,060
MoneyGram International, Inc.(a)(b)	106,100	299,733
Navient Corp.	310,020	2,619,669
Nelnet, Inc., Class A	27,565	1,660,791
Oportun Financial Corp.(a)(b)	32,279	380,569
PRA Group, Inc.(a)	73,694	2,944,075
Regional Management Corp.(a)	14,161	235,922
World Acceptance Corp.(a)	7,513	792,997

		17,239,880

Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)	113,764	919,213
Chuy’s Holdings, Inc.(a)	32,347	633,354
Core-Mark Holding Co., Inc.	72,509	2,097,685
Franchise Group Inc.	35,756	906,772
KAR Auction Services, Inc.	212,856	3,065,127
Waitr Holdings, Inc.(a)(b)	129,079	415,634
WW International, Inc.(a)(b)	75,063	1,416,439

		9,454,224

Containers & Packaging — 0.2%
Greif, Inc., Class A	40,773	1,476,390
Greif, Inc., Class B	10,120	399,537
Myers Industries, Inc.	56,081	741,952
O-I Glass, Inc.	255,281	2,703,426
Ranpak Holdings Corp.(a)	46,419	441,909
UFP Technologies, Inc.(a)	11,366	470,780
Veritiv Corp.(a)	21,591	273,342

		6,507,336

Cosmetics — 0.1%
elf Beauty, Inc.(a)	71,320	1,310,148
Inter Parfums, Inc.	27,977	1,044,941
Revlon, Inc., Class A(a)(b)	11,949	75,518

		2,430,607

Diversified Financial Services — 0.9%
Alerus Financial Corp.	21,917	429,573
Altisource Portfolio Solutions SA(a)	8,939	113,257
Associated Capital Group, Inc., Class A	3,113	112,473
Bogota Financial Corp.(a)	9,443	71,956
Cannae Holdings, Inc.(a)	140,048	5,218,188
Greenhill & Co., Inc.	25,163	285,600

Security	Shares	Value

Diversified Financial Services (continued)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	119,513	$5,051,815
Houlihan Lokey, Inc.	84,030	4,961,971
MBIA, Inc.(a)(b)	85,372	517,354
MidWestOne Financial Group, Inc.	23,793	425,181
Moelis & Co., Class A	86,203	3,029,173
Piper Sandler Cos	28,208	2,059,184
Stifel Financial Corp.	109,016	5,511,849
SWK Holdings Corp.(a)	4,868	68,152
Tiptree, Inc.	42,589	210,816

		28,066,542

Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	77,963	2,786,398
Enerpac Tool Group Corp.	86,713	1,631,072
Federal Signal Corp.	96,382	2,819,173
Harsco Corp.(a)(b)	124,666	1,734,104
Luxfer Holdings PLC	43,695	548,372
Lydall, Inc.(a)(b)	28,753	475,575
OSI Systems, Inc.(a)	27,220	2,112,544
Raven Industries, Inc.	60,104	1,293,438
Standex International Corp.	18,771	1,111,243
TriMas Corp.(a)(b)	71,644	1,633,483

		16,145,402

Diversified Materials & Processing — 0.2%
Belden, Inc.(b)	70,759	2,202,020
Encore Wire Corp.	34,101	1,582,969
Insteel Industries, Inc.	30,762	575,249
Koppers Holdings, Inc.(a)	35,019	732,247
NL Industries, Inc.	9,941	42,249
Tredegar Corp.	43,637	648,882
Uranium Energy Corp.(a)(b)	312,544	311,544

		6,095,160

Diversified Media — 0.0%
EW Scripps Co., Class A	93,163	1,065,785
Hemisphere Media Group, Inc.(a)	26,455	229,894

		1,295,679

Diversified Retail — 0.9%
Big Lots, Inc.	64,431	2,873,623
BJ’s Wholesale Club Holdings, Inc.(a)(b)	223,672	9,293,571
Dillard’s, Inc., Class A(b)	13,296	485,570
Duluth Holdings, Inc., Class B(a)(b)	16,032	195,911
Gaia, Inc.(a)(b)	17,469	171,720
Hudson Ltd., Class A(a)(b)	66,352	504,275
Macy’s, Inc.(b)	509,751	2,905,581
Overstock.com, Inc.(a)	69,644	5,059,637
PriceSmart, Inc.	36,913	2,452,869
Stitch Fix, Inc., Class A(a)(b)	90,997	2,468,749
Winmark Corp.	4,846	834,384

		27,245,890

Drug & Grocery Store Chains — 0.1%
Ingles Markets, Inc., Class A	23,842	906,950
PetMed Express, Inc.	32,936	1,041,436
Rite Aid Corp.(a)(b)	92,836	881,014
Village Super Market, Inc., Class A	13,818	340,061
Weis Markets, Inc.	15,975	766,800

		3,936,261

Education Services — 0.5%
Adtalem Global Education, Inc.(a)	83,641	2,052,550
American Public Education, Inc.(a)	23,587	664,918
Aspen Group Inc./CO(a)(b)	30,140	336,664

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Education Services (continued)
Franklin Covey Co.(a)	21,464	$380,771
HealthStream, Inc.(a)	43,942	881,916
Houghton Mifflin Harcourt Co.(a)	176,414	305,196
K12, Inc.(a)	64,013	1,686,102
Laureate Education, Inc., Class A(a)	175,041	2,324,545
Perdoceo Education Corp.(a)	116,560	1,426,694
Rosetta Stone, Inc.(a)	39,824	1,193,924
Strategic Education, Inc.	39,264	3,591,478
Universal Technical Institute Inc.(a)	47,984	243,759

		15,088,517

Electronic Components — 0.6%
Acacia Research Corp.(a)	15,133	52,512
American Superconductor Corp.(a)	37,058	536,600
Methode Electronics, Inc.	58,307	1,661,749
Novanta, Inc.(a)(b)	56,026	5,901,779
NVE Corp.	7,682	377,033
Rogers Corp.(a)	30,458	2,986,711
Sanmina Corp.(a)	110,036	2,976,474
ScanSource, Inc.(a)	42,482	842,418
TTM Technologies, Inc.(a)	159,822	1,823,569

		17,158,845

Electronic Entertainment — 0.1%
Glu Mobile, Inc.	237,547	1,823,173
PlayAGS, Inc.	44,145	156,273
Turtle Beach Corp.	22,909	416,944

		2,396,390

Electronics — 0.5%
Agilysys, Inc.(a)	27,728	669,909
Daktronics, Inc.	60,802	240,776
II-VI, Inc.(a)	165,706	6,721,035
Integer Holdings Corp.(a)	53,859	3,178,220
iRobot Corp.(a)(b)	45,348	3,441,913
Iteris, Inc.(a)	65,743	269,546
nLight, Inc.(a)(b)	58,436	1,372,077
Research Frontiers Inc.(a)(b)	43,416	117,223

		16,010,699

Energy Equipment — 1.0%
API Group Corp.(a)(e)	228,227	3,247,670
Arcosa, Inc.	80,367	3,543,381
Bloom Energy Corp., Class A(a)(b)	145,476	2,614,204
FuelCell Energy Inc.(a)(b)	362,932	776,674
Matador Resources Co.(a)	176,900	1,461,194
SunPower Corp.(a)(b)	121,703	1,522,505
Sunrun, Inc.(a)(b)	194,440	14,985,491
TPI Composites, Inc.(a)	48,272	1,397,957

		29,549,076

Engineering & Contracting Services — 1.0%
Argan, Inc.	24,820	1,040,206
Dycom Industries, Inc.(a)	50,085	2,645,490
Exponent, Inc.	83,849	6,039,643
Fluor Corp.	230,437	2,030,150
HC2 Holdings, Inc.(a)	73,180	177,096
IES Holdings, Inc.(a)(b)	13,627	432,930
KBR, Inc.	232,080	5,189,309
MasTec, Inc.(a)	92,219	3,891,642
Mistras Group, Inc.(a)	27,467	107,396
MYR Group, Inc.(a)	26,350	979,693
NETSTREIT Corp.(a)	18,667	340,859
Tetra Tech, Inc.	88,086	8,412,213

Security	Shares	Value

Engineering & Contracting Services (continued)
VSE Corp.	14,607	$447,558
Willdan Group, Inc.(a)(b)	16,480	420,405

		32,154,590

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A(b)	87,253	410,961
Cinemark Holdings, Inc.	173,722	1,737,220
Golden Entertainment, Inc.(a)	27,635	382,192
IMAX Corp.(a)(b)	83,298	996,244
LiveXLive Media, Inc.(a)(b)	54,539	141,529

		3,668,146

Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	108,997	3,995,830
BrightView Holdings, Inc.(a)(b)	60,499	689,689
Brink’s Co.	83,065	3,413,141
Healthcare Services Group, Inc.	121,987	2,626,380
IBEX Ltd.(a)	10,191	156,738
Montrose Environmental Group Inc.(a)	16,876	401,986
SP Plus Corp.(a)	38,412	689,495
UniFirst Corp.	24,541	4,647,329
Vivint Smart Home Inc.(a)(b)	117,787	2,011,802

		18,632,390

Financial Data & Systems — 0.6%
Atlanticus Holdings Corp.(a)	7,396	88,012
Cardtronics PLC, Class A(a)(b)	57,558	1,139,648
Cass Information Systems, Inc.	23,614	950,227
Donnelley Financial Solutions, Inc.(a)	51,452	687,399
Everi Holdings, Inc.(a)	134,955	1,113,379
EVERTEC, Inc.	97,675	3,390,299
Evo Payments, Inc., Class A(a)	66,441	1,651,059
Green Dot Corp., Class A(a)	84,192	4,260,957
GreenSky Inc.(a)	103,589	459,935
I3 Verticals, Inc., Class A(a)(b)	24,919	629,205
International Money Express, Inc.(a)	36,558	525,156
LendingClub Corp.(a)	113,195	533,149
Paysign, Inc.(a)(b)	50,221	285,255
Priority Technology Holdings, Inc.(a)(b)	9,786	30,875
Repay Holdings Corp.(a)	96,290	2,262,815
Value Line, Inc.	1,578	38,977

		18,046,347

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	14,822	146,145

Foods — 1.4%
B&G Foods, Inc.	104,674	2,906,797
BellRing Brands, Inc., Class A(a)(b)	66,994	1,389,456
Bridgford Foods Corp.(a)	2,585	47,331
Chefs’ Warehouse, Inc.(a)	48,071	698,952
Freshpet, Inc.(a)	63,393	7,077,828
HF Foods Group, Inc.(a)(b)	59,935	396,170
Hostess Brands, Inc.(a)	202,523	2,497,109
J&J Snack Foods Corp.	24,322	3,171,346
John B Sanfilippo & Son, Inc.	14,587	1,099,568
Lancaster Colony Corp.	31,161	5,571,587
Medifast, Inc.	18,570	3,053,837
Nature’s Sunshine Products, Inc.(a)	13,928	161,147
Performance Food Group Co.(a)	213,926	7,406,118
Seneca Foods Corp., Class A(a)	10,989	392,637
Simply Good Foods Co.(a)	139,125	3,067,706
SpartanNash Co.	60,765	993,508
Tootsie Roll Industries, Inc.	26,003	803,493

10

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Foods (continued)
United Natural Foods, Inc.(a)	89,628	$1,332,768
Vital Farms Inc.(a)(b)	15,972	647,345

		42,714,703

Forest Products — 0.3%
Boise Cascade Co.	63,311	2,527,375
UFP Industries Inc.	97,690	5,520,462

		8,047,837

Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	68,414	1,760,293
Ennis, Inc.	43,014	750,164
Quad/Graphics, Inc.	55,672	168,686

		2,679,143

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	21,890	869,909

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	27,642	616,693
Hillenbrand, Inc.	120,561	3,419,110
Matthews International Corp., Class A	51,131	1,143,289

		5,179,092

Gas Pipeline — 0.0%
NextDecade Corp.(a)(b)	43,406	129,350

Glass — 0.0%
Apogee Enterprises, Inc.	43,955	939,318

Gold — 0.3%
Caledonia Mining Corp. PLC	17,098	290,495
Coeur Mining, Inc.(a)(b)	398,958	2,944,310
Gold Resource Corp.(b)	93,686	319,469
Novagold Resources, Inc.(a)	390,350	4,641,262

		8,195,536

Health Care Equipment & Supplies — 0.0%
Inogen, Inc.(a)	30,718	890,822

Health Care Facilities — 0.6%
Apollo Medical Holdings, Inc.(a)	29,899	536,388
Brookdale Senior Living, Inc.(a)(b)	310,090	787,629
Ensign Group, Inc.	83,420	4,759,945
Five Star Senior Living Inc.(a)	30,045	152,328
Hanger, Inc.(a)	60,798	961,824
Joint Corp.(a)	21,493	373,763
National HealthCare Corp.	20,988	1,307,762
Ontrak, Inc.(a)(b)	12,797	767,820
Pliant Therapeutics Inc.(a)(b)	15,620	353,793
Select Medical Holdings Corp.(a)	176,223	3,668,963
Tenet Healthcare Corp.(a)	170,170	4,170,867
U.S. Physical Therapy, Inc.	20,469	1,778,347

		19,619,429

Health Care Management Services — 0.3%
1Life Healthcare Inc.(a)(b)	128,097	3,632,831
Computer Programs & Systems, Inc.	20,882	576,552
Magellan Health, Inc.(a)	38,319	2,903,814
Option Care Health Inc.(a)	69,603	930,592
Progyny, Inc.(a)	44,398	1,306,633
Triple-S Management Corp., Class B(a)	39,005	697,019

		10,047,441

Health Care Services — 2.1%
Accelerate Diagnostics, Inc.(a)(b)	52,110	555,493
Accolade, Inc.(a)(b)	18,529	720,222
Addus HomeCare Corp.(a)	22,331	2,110,503

Security	Shares	Value

Health Care Services (continued)
Allscripts Healthcare Solutions, Inc.(a)	261,907	$2,131,923
AMN Healthcare Services, Inc.(a)	76,877	4,494,230
Cara Therapeutics, Inc.(a)(b)	70,469	896,718
CorVel Corp.(a)	14,694	1,255,308
Cross Country Healthcare, Inc.(a)	58,870	382,066
Flexion Therapeutics, Inc.(a)(b)	70,759	736,601
Health Catalyst, Inc.(a)(b)	54,667	2,000,812
HealthEquity, Inc.(a)	123,876	6,363,510
HMS Holdings Corp.(a)	145,272	3,479,264
Inari Medical Inc.(a)(b)	12,314	849,912
LHC Group, Inc.(a)	49,624	10,548,078
MEDNAX, Inc.(a)	118,851	1,934,894
NantHealth, Inc.(a)	45,434	106,316
NeoGenomics, Inc.(a)(b)	169,233	6,243,005
NextGen Healthcare, Inc.(a)	92,333	1,176,322
Omnicell, Inc.(a)(b)	68,979	5,149,972
OptimizeRx Corp.(a)(b)	22,724	473,795
Pennant Group Inc.(a)	42,796	1,650,214
Phibro Animal Health Corp., Class A	34,323	597,220
Phreesia, Inc.(a)	45,445	1,460,148
R1 RCM, Inc.(a)	174,073	2,985,352
Ryman Hospitality Properties, Inc.	82,988	3,053,958
Surgery Partners, Inc.(a)	35,495	777,341
Tabula Rasa HealthCare, Inc.(a)	34,667	1,413,374
Tivity Health, Inc.(a)	73,739	1,033,821
Viemed Healthcare Inc.(a)	57,307	495,133

		65,075,505

Health Care: Miscellaneous — 0.2%
Medpace Holdings, Inc.	44,703	4,995,560
Providence Service Corp.	19,260	1,789,447

		6,785,007

Home Building — 1.5%
Beazer Homes USA, Inc.(a)	46,913	619,252
Century Communities, Inc.(a)	47,152	1,995,944
Installed Building Products, Inc.(a)	37,308	3,796,089
KB Home	143,583	5,512,151
Legacy Housing Corp.(a)	14,089	192,737
LGI Homes, Inc.(a)	36,620	4,254,145
M/I Homes, Inc.(a)	44,640	2,055,672
MDC Holdings, Inc.	83,949	3,953,998
Meritage Homes Corp.(a)	60,563	6,685,550
Taylor Morrison Home Corp.(a)(b)	205,093	5,043,237
TopBuild Corp.(a)	54,104	9,235,012
TRI Pointe Group, Inc.(a)(b)	208,329	3,779,088

		47,122,875

Hotel/Motel — 0.1%
Marcus Corp.	37,738	291,715
Red Rock Resorts, Inc., Class A	107,747	1,842,473

		2,134,188

Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	10,779	209,652
National Presto Industries, Inc.	8,633	706,697

		916,349

Household Equipment & Products — 0.4%
Central Garden & Pet Co.(a)(b)	16,903	674,937
Central Garden & Pet Co., Class A(a)	63,053	2,278,736
Helen of Troy Ltd.(a)	41,387	8,009,212
Tupperware Brands Corp.	78,721	1,587,015

		12,549,900

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Furnishings — 0.6%
American Woodmark Corp.(a)	27,220	$2,137,859
Casper Sleep Inc.(a)(b)	39,570	284,508
Ethan Allen Interiors, Inc.	39,204	530,822
Hooker Furniture Corp.	19,559	505,209
La-Z-Boy, Inc.	71,523	2,262,273
Lifetime Brands, Inc.	19,521	184,474
Lovesac Co.(a)(b)	14,603	404,649
Purple Innovation, Inc.(a)(b)	35,576	884,419
RH(a)	25,395	9,716,635
Sleep Number Corp.(a)	43,364	2,120,933

		19,031,781

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	147,515	3,243,855
Citizens, Inc.(a)(b)	83,733	463,881
CNO Financial Group, Inc.	228,980	3,672,839
FBL Financial Group, Inc., Class A	15,059	725,844
GWG Holdings, Inc.(a)(b)	4,648	39,973
Independence Holding Co.	8,767	330,603
National Western Life Group, Inc., Class A	4,286	783,352
Selectquote, Inc.(a)	51,257	1,037,954
Third Point Reinsurance Ltd.(a)(b)	129,128	897,440
Trean Insurance Group Inc.(a)	16,363	249,536
Trupanion, Inc.(a)	48,797	3,850,083

		15,295,360

Insurance: Multi-Line — 0.5%
BRP Group, Inc., Class A(a)	54,693	1,362,403
Crawford & Co., Class A	27,856	182,178
eHealth, Inc.(a)	41,721	3,295,959
Goosehead Insurance, Inc., Class A	20,554	1,779,771
Horace Mann Educators Corp.	68,903	2,301,360
James River Group Holdings Ltd.	49,907	2,222,359
Mr Cooper Group, Inc.(a)(b)	124,754	2,784,509
PICO Holdings, Inc.(a)	14,026	125,673
ProSight Global, Inc.(a)	15,941	180,771
Watford Holdings Ltd.(a)	27,166	623,188

		14,858,171

Insurance: Property-Casualty — 1.9%
AMERISAFE, Inc.	31,534	1,808,790
Argo Group International Holdings Ltd.	53,627	1,846,378
Donegal Group, Inc., Class A	19,407	273,056
Employers Holdings, Inc.	44,706	1,352,357
Enstar Group Ltd.(a)	19,505	3,150,057
Essent Group Ltd.	182,494	6,754,103
FedNat Holding Co.	20,265	128,075
Genworth Financial, Inc., Class A(a)	820,375	2,748,256
Greenlight Capital Re Ltd., Class A(a)	50,590	340,471
HCI Group, Inc.	9,871	486,542
Heritage Insurance Holdings, Inc.	37,672	381,241
Hilltop Holdings, Inc.	115,754	2,382,217
Investors Title Co.	2,389	310,713
Kinsale Capital Group, Inc.	34,495	6,560,259
National General Holdings Corp.	110,603	3,732,851
NI Holdings, Inc.(a)	17,790	300,473
NMI Holdings, Inc., Class A(a)	133,549	2,377,172
Palomar Holdings, Inc.(a)	32,257	3,362,470
ProAssurance Corp.	79,587	1,244,741
Protective Insurance Corp., Class B	16,116	211,603
Radian Group, Inc.	310,341	4,534,082
RLI Corp.	64,793	5,425,118
Safety Insurance Group, Inc.	23,231	1,605,030

Security	Shares	Value

Insurance: Property-Casualty (continued)
Selective Insurance Group, Inc.	96,593	$4,973,574
State Auto Financial Corp.	29,499	405,906
Stewart Information Services Corp.	43,002	1,880,477
United Fire Group, Inc.	36,684	745,419
United Insurance Holdings Corp.	35,911	217,621
Universal Insurance Holdings, Inc.	46,605	645,013

		60,184,065

International Trade & Diversified Logistic — 0.1%
CryoPort, Inc.	55,996	2,654,211
Radiant Logistics, Inc.	73,951	380,108
Vectrus, Inc.	19,144	727,472

		3,761,791

Internet Software & Services — 0.1%
ChannelAdvisor Corp.	45,117	652,843
eGain Corp.	34,204	484,671
Gogo, Inc.(b)	91,980	849,895
Quotient Technology, Inc.	145,826	1,076,196
TrueCar, Inc.	178,181	890,905

		3,954,510

Leisure Time — 1.3%
Acushnet Holdings Corp.	54,717	1,839,038
American Outdoor Brands, Inc.(a)	22,447	292,484
Bluegreen Vacations Corp.	14,077	68,977
Callaway Golf Co.	152,220	2,913,491
Churchill Downs, Inc.	62,112	10,175,188
Clarus Corp.	31,331	442,394
Escalade, Inc.	17,293	316,289
Hilton Grand Vacations, Inc.(a)	137,465	2,884,016
Johnson Outdoors, Inc., Class A	8,839	723,826
Liberty TripAdvisor Holdings, Inc., Class A(a)	124,815	215,930
Lindblad Expeditions Holdings, Inc.(a)	43,518	370,338
Marriott Vacations Worldwide Corp.	65,997	5,993,187
Nautilus, Inc.(a)(b)	51,168	878,043
OneSpaWorld Holdings Ltd.	76,846	499,499
RCI Hospitality Holdings, Inc.	14,179	289,252
SeaWorld Entertainment, Inc.(a)	82,135	1,619,702
Smith & Wesson Brands Inc.	89,790	1,393,541
Sturm Ruger & Co., Inc.	27,633	1,690,034
Vista Outdoor, Inc.(a)	97,284	1,963,191
YETI Holdings, Inc.(a)	130,515	5,914,940

		40,483,360

Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd.(a)	39,833	338,182

Luxury Items — 0.1%
Movado Group, Inc.	26,394	262,356
Signet Jewelers Ltd.	87,243	1,631,444

		1,893,800

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	16,050	1,733,882
Lindsay Corp.	18,196	1,759,189
Titan Machinery, Inc.(a)(b)	32,252	426,694

		3,919,765

Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	36,295	1,969,004
Douglas Dynamics, Inc.	36,906	1,262,185
Manitowoc Co., Inc.(a)	58,632	493,095

12

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery: Construction & Handling (continued)
NACCO Industries, Inc., Class A	6,157	$112,119
Terex Corp.	111,757	2,163,616

		6,000,019

Machinery: Industrial — 1.4%
Altra Industrial Motion Corp.	105,041	3,883,366
Applied Industrial Technologies, Inc.	62,592	3,448,819
Chart Industries, Inc.(a)	58,452	4,107,422
Columbus McKinnon Corp.	36,466	1,207,025
DXP Enterprises, Inc.(a)	27,111	437,300
EnPro Industries, Inc.	34,528	1,947,724
EVI Industries, Inc.(a)(b)	7,342	195,371
ExOne Co. (The)(a)(b)	19,989	244,266
Gencor Industries, Inc.(a)	13,922	153,560
Graham Corp.	15,405	196,722
Hyster-Yale Materials Handling, Inc.	17,222	639,797
Intevac Inc.(a)	36,767	202,586
John Bean Technologies Corp.	51,118	4,697,233
Kadant, Inc.	18,859	2,067,323
Kennametal, Inc.	135,500	3,921,370
Mayville Engineering Co., Inc.(a)	9,414	86,515
MTS Systems Corp.	32,332	617,864
Omega Flex, Inc.	4,965	778,115
Proto Labs, Inc.(a)	43,708	5,660,186
SPX Corp.(a)	71,273	3,305,642
SPX FLOW, Inc.(a)	70,395	3,014,314
Tennant Co.	29,273	1,766,918
Welbilt, Inc.(a)	218,574	1,346,416

		43,925,854

Machinery: Specialty — 0.1%
Albany International Corp., Class A	50,644	2,507,385
Hurco Cos., Inc.	10,416	295,814

		2,803,199

Manufactured Housing — 0.2%
Cavco Industries, Inc.(b)	15,132	2,728,451
Skyline Champion Corp.	85,621	2,292,074

		5,020,525

Medical & Dental Instruments & Supplies — 2.4%
Alphatec Holdings, Inc.(a)	76,525	508,126
American Renal Associates Holdings, Inc.(a)	20,904	144,238
AngioDynamics, Inc.(a)	61,063	736,420
Anika Therapeutics, Inc.(a)	22,626	800,734
Antares Pharma, Inc.(a)(b)	270,418	730,129
Apyx Medical Corp.(a)	54,845	258,320
AtriCure, Inc.(a)	71,058	2,835,214
Atrion Corp.	2,246	1,405,996
Avanos Medical, Inc.(a)	77,436	2,572,424
Axogen, Inc.(a)	62,805	730,422
BioLife Solutions, Inc.(a)(b)	21,911	634,104
Cantel Medical Corp.	62,266	2,735,968
Cardiovascular Systems, Inc.(a)	62,658	2,465,592
Centogene NV(a)	15,456	146,214
Cerus Corp.(a)(b)	275,130	1,722,314
Chembio Diagnostics Inc.(a)(b)	33,897	164,739
Co-Diagnostics Inc.(a)(b)	44,109	599,441
Community Health Systems, Inc.(a)	148,714	627,573
CONMED Corp.(b)	44,889	3,531,418
CryoLife, Inc.(a)	60,830	1,123,530
Cutera, Inc.(a)	29,045	550,984
Exagen Inc.(a)	5,688	61,658
InfuSystem Holdings Inc.(a)	23,537	301,744

Security	Shares	Value

Medical & Dental Instruments & Supplies (continued)
Intersect ENT, Inc.(a)(b)	55,936	$912,316
Invacare Corp.	55,654	418,518
LeMaitre Vascular, Inc.	27,263	886,865
LivaNova PLC(a)(b)	80,677	3,647,407
Meridian Bioscience, Inc.(a)	71,473	1,213,612
Merit Medical Systems, Inc.(a)	88,324	3,842,094
Milestone Scientific Inc.(a)(b)	61,171	85,028
NanoString Technologies, Inc.(a)	61,685	2,757,319
Neogen Corp.(a)	86,220	6,746,715
NuVasive, Inc.(a)	83,660	4,063,366
Ocular Therapeutix, Inc.(a)	98,256	747,728
OraSure Technologies, Inc.(a)(b)	115,027	1,399,879
Organogenesis Holdings, Inc.(a)	34,427	132,200
Orthofix Medical, Inc.(a)	32,011	996,823
OrthoPediatrics Corp.(a)(b)	20,339	933,967
Owens & Minor, Inc.	104,248	2,617,667
Patterson Cos., Inc.	139,944	3,373,350
Retractable Technologies Inc.(a)(b)	22,619	150,643
SeaSpine Holdings Corp.(a)	44,724	639,553
Sientra, Inc.(a)	81,563	277,314
STAAR Surgical Co.(a)(b)	74,104	4,191,322
Surgalign Holdings, Inc.(a)(b)	92,564	167,541
Surmodics, Inc.(a)	22,757	885,475
TransMedics Group, Inc.(a)	39,795	548,375
Utah Medical Products, Inc.	5,607	447,831
ViewRay, Inc.(a)	176,397	617,389
Wright Medical Group NV(a)(b)	210,201	6,419,539

		74,507,138

Medical Equipment — 1.7%
Accuray, Inc.(a)	148,013	355,231
Acutus Medical, Inc.(a)	15,680	467,264
AdaptHealth Corp.(a)	39,967	871,680
Beyond Air, Inc.(a)(b)	21,679	112,514
BioSig Technologies, Inc.(a)(b)	36,760	181,227
CareDx, Inc.(a)	78,178	2,966,073
Electromed Inc.(a)	11,555	120,287
Fluidigm Corp.(a)	114,760	852,667
FONAR Corp.(a)	9,408	196,439
Glaukos Corp.(a)(b)	69,300	3,431,736
Icad Inc.(a)	33,996	299,505
Inspire Medical Systems, Inc.(a)	42,638	5,502,434
IntriCon Corp.(a)	15,817	192,651
iRadimed Corp.(a)	9,949	212,710
iRhythm Technologies, Inc.(a)	44,801	10,667,566
Lantheus Holdings, Inc.(a)	105,701	1,339,232
Luminex Corp.	68,793	1,805,816
Misonix, Inc.(a)(b)	24,448	286,775
Natus Medical, Inc.(a)	56,481	967,519
Nemaura Medical Inc.(a)	11,238	39,895
Nevro Corp.(a)	54,922	7,650,635
PAVmed, Inc.(a)(b)	61,174	108,890
Quanterix Corp.(a)	34,905	1,177,695
Quotient Ltd.(a)(b)	102,297	525,807
Repro-Med Systems Inc.(a)	40,890	295,226
Shockwave Medical, Inc.(a)	46,732	3,542,286
SI-BONE, Inc.(a)	43,245	1,025,771
Silk Road Medical, Inc.(a)	44,015	2,958,248
Soliton, Inc.(a)	9,117	69,654
Stereotaxis Inc.(a)	73,909	264,594
Tactile Systems Technology, Inc.(a)(b)	30,839	1,128,399
Vapotherm, Inc.(a)(b)	32,473	941,717

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Medical Equipment (continued)
Varex Imaging Corp.(a)	63,042	$801,894
Venus Concept Inc.(a)	28,285	65,621
Zynex, Inc.(a)	32,757	571,610

		51,997,268

Medical Services — 0.1%
Aspira Women’s Health, Inc.(b)	124,485	384,036
DermTech, Inc.	13,578	162,257
Fulgent Genetics Inc.(b)	16,582	663,943
Tela Bio Inc.	8,925	147,620
VolitionRX Ltd.	39,791	127,729

		1,485,585

Metal Fabricating — 0.9%
Advanced Drainage Systems, Inc.	90,660	5,660,810
Compx International, Inc.	2,464	36,837
DMC Global, Inc.	23,685	780,184
Eastern Co.	8,636	168,575
Haynes International, Inc.	20,401	348,653
Lawson Products, Inc.(a)	6,868	281,794
LB Foster Co.(a)	16,911	226,946
MRC Global, Inc.(a)	131,686	563,616
Mueller Industries, Inc.	89,607	2,424,765
Mueller Water Products, Inc., Class A	252,013	2,618,415
NN, Inc.	68,197	351,897
Northwest Pipe Co.(a)	15,659	414,337
RBC Bearings, Inc.(a)	40,130	4,864,157
Rexnord Corp.	198,229	5,915,153
Worthington Industries, Inc.	59,298	2,418,173

		27,074,312

Metals & Minerals: Diversified — 0.7%
Cleveland-Cliffs, Inc.	645,633	4,144,964
Commercial Metals Co.	192,230	3,840,755
Compass Minerals International, Inc.	55,592	3,299,385
Energy Fuels, Inc.(a)(b)	205,360	345,005
Ferroglobe PLC(c)	42,394	—
Hecla Mining Co.	850,808	4,322,105
Intrepid Potash Inc.(a)	15,794	133,301
Materion Corp.	32,691	1,700,913
Minerals Technologies, Inc.	53,674	2,742,741
Oil-Dri Corp. of America	8,646	309,268
SunCoke Energy, Inc.	142,623	487,771
U.S. Silica Holdings, Inc.	134,296	402,888
United States Lime & Minerals, Inc.	3,622	326,342

		22,055,438

Office Supplies & Equipment — 0.4%
ACCO Brands Corp.	148,622	862,008
Eastman Kodak Co.(a)(b)	27,676	244,102
Herman Miller, Inc.	95,507	2,880,491
HNI Corp.	67,848	2,129,070
Kimball International, Inc., Class B	57,914	610,414
Knoll, Inc.	78,167	942,694
Pitney Bowes, Inc.	275,637	1,463,632
Steelcase, Inc., Class A	139,913	1,414,520
Transocean Ltd.(a)(b)	953,917	769,716

		11,316,647

Oil & Gas Producers — 0.0%
Kosmos Energy Ltd.	686,186	669,443

Oil Well Equipment & Services — 0.4%
Bristow Group, Inc.(a)	12,247	260,249
Cactus, Inc., Class A	78,861	1,513,343

Security	Shares	Value

Oil Well Equipment & Services (continued)
ChampionX Corp.(a)	307,354	$2,455,758
Dril-Quip, Inc.(a)	55,517	1,374,601
Frank’s International NV(a)(b)	269,205	414,576
Helix Energy Solutions Group, Inc.(a)	241,010	580,834
Liberty Oilfield Services, Inc., Class A	101,226	808,796
Matrix Service Co.(a)	44,763	373,771
Nabors Industries Ltd.	11,442	279,642
National Energy Services Reunited Corp.(a)(b)	39,684	253,184
Newpark Resources, Inc.(a)	147,755	155,143
NexTier Oilfield Solutions Inc.(a)	255,975	473,554
Oceaneering International, Inc.(a)(b)	166,676	586,699
Oil States International, Inc.(a)	101,755	277,791
Patterson-UTI Energy, Inc.	309,294	881,488
ProPetro Holding Corp.(a)	134,438	545,818
RPC, Inc.(a)	98,174	259,179
SEACOR Holdings, Inc.(a)	29,849	868,009
Select Energy Services, Inc., Class A(a)	87,959	337,763
Solaris Oilfield Infrastructure, Inc., Class A	50,749	321,749

		13,021,947

Oil, Gas & Consumable Fuels — 0.4%
Archrock, Inc.	212,866	1,145,219
Ardmore Shipping Corp.	56,023	199,442
DHT Holdings, Inc.	186,202	960,802
Dorian LPG Ltd.(a)	58,150	465,781
Exterran Corp.(a)	44,331	184,417
Frontline Ltd.	198,814	1,292,291
Plug Power, Inc.(a)(b)	557,231	7,472,468

		11,720,420

Oil: Crude Producers — 0.8%
Antero Resources Corp.(a)(b)	391,655	1,077,051
Berry Corp.	118,667	376,174
Bonanza Creek Energy, Inc.(a)	32,194	605,247
Brigham Minerals, Inc., Class A	53,320	475,614
CNX Resources Corp.(a)(b)	363,498	3,431,421
Comstock Resources, Inc.(a)	27,958	122,456
Contango Oil & Gas Co.(a)(b)	151,992	203,669
CVR Energy, Inc.	50,096	620,189
Earthstone Energy, Inc., Class A(a)(b)	32,802	84,957
Evolution Petroleum Corp.	44,695	100,117
Falcon Minerals Corp.	63,528	155,008
Goodrich Petroleum Corp.(a)	14,462	111,213
Gulfport Energy Corp.(a)(b)	265,967	140,191
Magnolia Oil & Gas Corp., Class A(a)	194,502	1,005,575
Montage Resources Corp.(a)	35,501	155,849
ONE Gas, Inc.	86,229	5,950,663
Overseas Shipholding Group, Inc., Class A(a)	108,747	232,719
Ovintiv Inc.(b)	424,711	3,465,642
PDC Energy, Inc.(a)(b)	157,710	1,954,816
Penn Virginia Corp.(a)(b)	22,943	225,989
PrimeEnergy Resources Corp.(a)	776	51,371
Range Resources Corp.	346,643	2,294,777
SM Energy Co.	189,045	300,582
Southwestern Energy Co.(a)	966,131	2,270,408
Talos Energy, Inc.(a)(b)	20,478	132,083
Tellurian, Inc.(a)(b)	257,529	205,199
W&T Offshore, Inc.(a)(b)	160,785	289,413
Whiting Petroleum Corp.(a)	1,882	32,540

		26,070,933

Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	3,151	62,705
Clean Energy Fuels Corp.(a)	224,635	557,095

14

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil: Refining & Marketing (continued)
Delek US Holdings, Inc.	101,075	$1,124,965
Par Pacific Holdings, Inc.(a)	68,042	460,644
PBF Energy, Inc., Class A	164,104	933,752
Renewable Energy Group, Inc.(a)	61,989	3,311,452
Trecora Resources(a)(b)	35,662	218,965
World Fuel Services Corp.	102,642	2,174,984

		8,844,562

Paints & Coatings — 0.2%
Chase Corp.	12,268	1,170,367
Ferro Corp.(a)	137,178	1,701,007
HB Fuller Co.	83,816	3,837,096
Kronos Worldwide, Inc.	38,439	494,326

		7,202,796

Paper — 0.2%
Clearwater Paper Corp.(a)	26,801	1,016,830
Domtar Corp.	90,128	2,367,662
Glatfelter Corp.	75,151	1,034,829
Neenah, Inc.	28,157	1,055,043
Schweitzer-Mauduit International, Inc.	51,948	1,578,700
Verso Corp., Class A	49,235	388,464

		7,441,528

Personal Care — 0.3%
Edgewell Personal Care Co.(a)	88,537	2,468,412
Lifevantage Corp.(a)	21,593	260,627
USANA Health Sciences, Inc.(a)	18,315	1,348,900
Veru Inc.(a)	81,915	214,617
WD-40 Co.(b)	22,492	4,257,961

		8,550,517

Pharmaceuticals — 2.6%
Abeona Therapeutics, Inc.(a)	108,925	111,103
AcelRx Pharmaceuticals, Inc.(a)	130,218	184,910
Aerie Pharmaceuticals, Inc.(a)	63,062	742,240
Agile Therapeutics, Inc.(a)	114,870	349,205
Amneal Pharmaceuticals, Inc.(a)	169,796	658,808
Amphastar Pharmaceuticals, Inc.(a)(b)	57,581	1,079,644
Aquestive Therapeutics, Inc.(a)(b)	34,284	166,449
Arrowhead Pharmaceuticals, Inc.(a)(b)	164,051	7,064,036
Avenue Therapeutics, Inc.(a)	10,559	114,354
Axonics Modulation Technologies, Inc.(a)(b)	49,330	2,517,803
Axsome Therapeutics, Inc.(a)(b)	45,351	3,231,259
Aytu BioScience, Inc.(a)(b)	39,773	47,330
Biospecifics Technologies Corp.(a)(b)	9,631	508,806
Cassava Sciences Inc.(a)(b)	39,136	450,455
Cerecor, Inc.(a)	57,957	131,852
Chimerix, Inc.(a)	75,882	188,946
ChromaDex Corp.(a)(b)	67,064	268,927
Concert Pharmaceuticals, Inc.(a)	50,217	493,131
Corcept Therapeutics, Inc.(a)	155,845	2,712,482
CorMedix, Inc.(a)(b)	41,288	248,967
Dicerna Pharmaceuticals, Inc.(a)	104,890	1,886,971
Durect Corp.(a)	330,083	564,442
Eagle Pharmaceuticals, Inc.(a)	18,234	774,580
Eloxx Pharmaceuticals, Inc.(a)(b)	42,227	111,057
Enanta Pharmaceuticals, Inc.(a)	31,880	1,459,466
Endo International PLC(a)	378,495	1,249,033
Esperion Therapeutics, Inc.(a)(b)	41,436	1,540,176
Eton Pharmaceuticals Inc.(a)(b)	23,833	188,281
Evolus, Inc.(a)(b)	39,742	155,391
Galectin Therapeutics, Inc.(a)(b)	71,645	191,292

Security	Shares	Value

Pharmaceuticals (continued)
Harrow Health, Inc.(a)(b)	36,046	$201,497
Heska Corp.(a)(b)	11,762	1,161,968
Innoviva, Inc.(a)(b)	106,702	1,115,036
Intra-Cellular Therapies, Inc.(a)	106,822	2,741,052
Ironwood Pharmaceuticals, Inc.(a)(b)	258,807	2,327,969
La Jolla Pharmaceutical Co.(a)(b)	34,536	139,180
Lannett Co., Inc.(a)(b)	54,257	331,510
Liquidia Technologies, Inc.(a)(b)	34,631	170,384
Mallinckrodt PLC(a)(b)	140,917	137,155
MEI Pharma, Inc.(a)(b)	169,441	528,656
MyoKardia, Inc.(a)(b)	83,005	11,316,072
Omthera Pharmaceuticals, Inc.(c)	1,326	—
Optinose, Inc.(a)	54,049	210,791
Osmotica Pharmaceuticals PLC(a)	7,946	42,988
Pacira BioSciences, Inc.(a)	68,181	4,099,042
Paratek Pharmaceuticals, Inc.(a)(b)	68,365	369,855
PetIQ, Inc.(a)	35,008	1,152,463
Prestige Consumer Healthcare, Inc.(a)	80,598	2,935,379
Radius Health, Inc.(a)	75,600	857,304
Revance Therapeutics, Inc.(a)(b)	102,866	2,586,051
scPharmaceuticals, Inc.(a)	9,076	67,616
SIGA Technologies, Inc.(a)(b)	92,419	634,919
Spectrum Pharmaceuticals, Inc.(a)	232,529	948,718
Supernus Pharmaceuticals, Inc.(a)	78,526	1,636,482
Syndax Pharmaceuticals, Inc.(a)	46,054	679,757
TG Therapeutics, Inc.(a)(b)	181,330	4,852,391
TherapeuticsMD, Inc.(a)(b)	352,315	556,658
Theravance Biopharma, Inc.(a)	77,531	1,146,296
Ultragenyx Pharmaceutical, Inc.(a)(b)	93,554	7,689,203
Voyager Therapeutics, Inc.(a)	44,577	475,637
Zogenix, Inc.(a)	90,389	1,620,675

		82,124,100

Photography — 0.0%
GoPro, Inc., Class A(a)	205,086	929,040

Plastics — 0.1%
Trinseo SA	62,601	1,605,090

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc.(a)	62,811	3,953,324
Powell Industries, Inc.	14,988	361,660
Vicor Corp.(a)	31,376	2,438,857

		6,753,841

Printing & Copying Services — 0.2%
Casella Waste Systems, Inc., Class A	74,864	4,181,155
Cimpress PLC	29,090	2,186,404

		6,367,559

Producer Durables: Miscellaneous — 0.1%
Advanced Disposal Services, Inc.(a)	120,140	3,631,832
Park-Ohio Holdings Corp.	14,825	238,238

		3,870,070

Production Technology Equipment — 0.5%
Axcelis Technologies, Inc.(a)	52,946	1,164,812
Brooks Automation, Inc.(b)	118,720	5,491,987
Cohu, Inc.	65,985	1,133,622
CyberOptics Corp.(a)	11,978	381,380
Ichor Holdings Ltd.(a)	37,465	808,120
Maxeon Solar Technologies Ltd.(a)(b)	15,213	258,012
Onto Innovation, Inc.(a)	77,491	2,307,682
Photronics, Inc.(a)	99,012	986,160

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Production Technology Equipment (continued)
Ultra Clean Holdings, Inc.(a)	67,185	$1,441,790
Veeco Instruments, Inc.(a)(b)	81,144	946,951
Xperi Holding Corp.	175,557	2,017,150

		16,937,666

Publishing — 0.1%
Daily Journal Corp.(a)	1,917	463,914
Eros STX Global Corp.(a)	234,662	518,603
Gannett Co., Inc.	190,581	247,755
Meredith Corp.	67,264	882,504
Scholastic Corp.	49,774	1,044,756
Tribune Publishing Co.	29,240	340,939

		3,498,471

Radio & TV Broadcasters — 0.4%
Central European Media Enterprises Ltd., Class A(a) .	149,071	624,608
Entercom Communications Corp., Class A	200,233	322,375
Entravision Communications Corp., Class A	99,275	150,898
Gray Television, Inc.(a)	139,078	1,915,104
iHeartMedia, Inc., Class A(a)	100,337	814,736
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	17,659	368,720
Liberty Media Corp.-Liberty Braves, Class C(a)	57,856	1,215,555
MSG Networks, Inc., Class A(a)	66,697	638,290
Saga Communications, Inc., Class A	6,403	127,292
Sinclair Broadcast Group, Inc., Class A	70,697	1,359,503
TEGNA, Inc.	357,504	4,200,672

		11,737,753

Railroad Equipment — 0.1%
Greenbrier Cos., Inc.	52,183	1,534,180

Real Estate — 0.7%
Avalon GloboCare Corp.(a)(b)	32,360	40,450
Cushman & Wakefield PLC(a)	176,956	1,859,808
eXp World Holdings, Inc.(a)	40,332	1,626,993
Griffin Industrial Realty, Inc.	3,737	199,743
Kennedy-Wilson Holdings, Inc.	200,086	2,905,249
Newmark Group, Inc., Class A	242,487	1,047,544
Realogy Holdings Corp.	183,266	1,730,031
Redfin Corp.(a)	158,097	7,893,783
Retail Value, Inc.	29,691	373,216
RMR Group, Inc., Class A	25,865	710,511
St. Joe Co.(a)	56,116	1,157,673
Stratus Properties, Inc.(a)	9,448	203,699
Tejon Ranch Co.(a)(b)	35,250	498,787

		20,247,487

Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	136,296	1,431,108
Agree Realty Corp.	87,748	5,584,283
Alexander & Baldwin, Inc.	113,207	1,269,050
Alexander’s, Inc.	3,604	883,773
Alpine Income Property Trust, Inc.	11,117	172,869
American Assets Trust, Inc.	81,318	1,958,951
American Finance Trust, Inc.	172,610	1,082,265
Anworth Mortgage Asset Corp.	164,420	269,649
Apollo Commercial Real Estate Finance, Inc.	240,909	2,170,590
Arbor Realty Trust, Inc.	174,162	1,997,638
Ares Commercial Real Estate Corp.	51,924	474,585
Armada Hoffler Properties, Inc.	94,696	876,885
ARMOUR Residential REIT, Inc.	101,001	960,520
Blackstone Mortgage Trust, Inc., Class A	227,185	4,991,254
Bluerock Residential Growth REIT, Inc.	37,023	280,634
Broadmark Realty Capital Inc.	206,210	2,033,231

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
BRT Apartments Corp.	16,395	$193,133
Capstead Mortgage Corp.	150,564	846,170
CareTrust REIT, Inc.	155,490	2,766,945
Catchmark Timber Trust, Inc., Class A	81,971	732,001
Chatham Lodging Trust	77,105	587,540
Cherry Hill Mortgage Investment Corp.	26,281	236,003
CIM Commercial Trust Corp.	19,931	196,520
City Office REIT, Inc.	70,741	531,972
Clipper Realty, Inc.	23,302	140,977
Colony Credit Real Estate, Inc.	143,400	704,094
Community Healthcare Trust, Inc.	35,819	1,674,896
CoreCivic, Inc.	192,276	1,538,208
CorEnergy Infrastructure Trust, Inc.	21,957	128,229
CTO Realty Growth Inc.	8,085	356,549
DiamondRock Hospitality Co.	322,808	1,636,637
Diversified Healthcare Trust	378,711	1,333,063
Dynex Capital, Inc.	37,243	566,466
Easterly Government Properties, Inc.	131,982	2,957,717
EastGroup Properties, Inc.	63,425	8,202,755
Ellington Financial, Inc.	67,381	826,091
Ellington Residential Mortgage REIT	14,587	161,916
Essential Properties Realty Trust, Inc.	149,585	2,740,397
Farmland Partners, Inc.	33,202	221,125
Four Corners Property Trust, Inc.	114,944	2,941,417
Franklin Street Properties Corp.	174,237	637,707
Front Yard Residential Corp.	83,223	727,369
Geo Group, Inc.	192,607	2,184,163
Getty Realty Corp.	54,569	1,419,340
Gladstone Commercial Corp.	58,001	977,317
Gladstone Land Corp.	28,867	433,582
Global Medical REIT, Inc.	70,795	955,733
Global Net Lease, Inc.	144,461	2,296,930
Granite Point Mortgage Trust, Inc.	91,236	646,863
Great Ajax Corp.	35,257	292,281
Healthcare Realty Trust, Inc.	221,865	6,682,574
Hersha Hospitality Trust	57,690	319,603
Independence Realty Trust, Inc.	152,026	1,761,981
Industrial Logistics Properties Trust	108,485	2,372,567
Innovative Industrial Properties, Inc.	34,714	4,308,355
Invesco Mortgage Capital, Inc.(b)	296,305	802,987
Investors Real Estate Trust	20,444	1,332,335
iStar, Inc.	117,313	1,385,467
Jernigan Capital, Inc.	37,307	639,442
Kite Realty Group Trust	139,506	1,615,479
KKR Real Estate Finance Trust, Inc.	47,718	788,779
Lexington Realty Trust	445,455	4,655,005
LTC Properties, Inc.	63,479	2,212,878
Mack-Cali Realty Corp.	141,449	1,785,086
MFA Financial, Inc.	733,306	1,965,260
Monmouth Real Estate Investment Corp.	158,837	2,199,892
National Health Investors, Inc.	70,002	4,219,021
National Storage Affiliates Trust	101,664	3,325,429
New Senior Investment Group, Inc.	140,467	561,868
New York Mortgage Trust, Inc.	606,986	1,547,814
NexPoint Residential Trust, Inc.	36,477	1,617,755
Office Properties Income Trust	76,693	1,589,079
One Liberty Properties, Inc.	25,449	416,346
Orchid Island Capital, Inc.	119,493	598,660
Pebblebrook Hotel Trust	212,012	2,656,510
PennyMac Mortgage Investment Trust(d)	160,984	2,587,013
Physicians Realty Trust	336,998	6,035,634
Piedmont Office Realty Trust, Inc., Class A	204,252	2,771,700

16

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Plumas Bancorp	6,156	$121,150
Plymouth Industrial REIT, Inc.	23,589	291,088
PotlatchDeltic Corp.	106,646	4,489,797
Preferred Apartment Communities, Inc., Class A	70,236	379,274
PS Business Parks, Inc., Class A	32,887	4,025,040
QTS Realty Trust, Inc., Class A	99,773	6,287,694
Ready Capital Corp.	63,195	707,784
Redwood Trust, Inc.	181,623	1,365,805
Retail Opportunity Investments Corp.	186,208	1,939,356
Retail Properties of America, Inc., Class A	347,662	2,019,916
RLJ Lodging Trust	269,131	2,330,674
RPT Realty	124,389	676,676
Sabra Health Care REIT, Inc.	334,841	4,615,783
Safehold, Inc.	29,040	1,803,384
Saul Centers, Inc.	19,884	528,517
Seritage Growth Properties, Class A(a)	57,207	769,434
Service Properties Trust	267,605	2,127,460
STAG Industrial, Inc.	245,870	7,496,576
Summit Hotel Properties, Inc.	173,277	897,575
Sunstone Hotel Investors, Inc.	350,279	2,781,215
Tanger Factory Outlet Centers, Inc.(b)	151,491	913,491
Terreno Realty Corp.	109,328	5,986,801
TPG RE Finance Trust, Inc.	101,364	857,539
UMH Properties, Inc.	59,704	808,392
Uniti Group, Inc.	316,478	3,334,096
Universal Health Realty Income Trust	21,755	1,239,817
Urban Edge Properties	188,484	1,832,065
Urstadt Biddle Properties, Inc., Class A	49,093	451,656
Washington Real Estate Investment Trust	133,510	2,687,556
Western Asset Mortgage Capital Corp.	86,892	177,260
Whitestone REIT	63,460	380,760
Xenia Hotels & Resorts, Inc.	181,531	1,593,842

		197,901,383

Real Estate Management & Development — 0.1%
American Realty Investors, Inc.(a)	3,807	34,529
Bluegreen Vacations Holding Corp.	21,180	283,600
CorePoint Lodging, Inc.	68,397	372,764
Fathom Holdings Inc.(a)(b)	7,107	111,864
Forestar Group, Inc.(a)	27,683	489,989
Maui Land & Pineapple Co., Inc.(a)(b)	11,000	119,020
Rafael Holdings, Inc., Class B(a)	12,658	196,199
Transcontinental Realty Investors, Inc.(a)	2,104	52,453

		1,660,418

Recreational Vehicles & Boats — 0.4%
Camping World Holdings, Inc., Class A	55,179	1,641,575
LCI Industries	40,267	4,279,979
Malibu Boats, Inc., Class A(a)(b)	34,196	1,694,754
Marine Products Corp.	12,431	194,421
MasterCraft Boat Holdings, Inc.(a)	31,312	547,647
Winnebago Industries, Inc.	51,141	2,642,456

		11,000,832

Rental & Leasing Services: Consumer — 0.3%
Avis Budget Group, Inc.(a)(b)	86,395	2,273,916
Hertz Global Holdings, Inc.(a)(b)	232,486	258,059
Rent-A-Center, Inc.	77,868	2,327,475
WillScot Mobile Mini Holdings Corp.(a)	261,459	4,361,136

		9,220,586

Restaurants — 1.4%
Biglari Holdings, Inc., Class B(a)	1,622	144,374
BJ’s Restaurants, Inc.	35,571	1,047,210
Bloomin’ Brands, Inc.	142,430	2,174,906

Security	Shares	Value

Restaurants (continued)
Brinker International, Inc.	73,649	$3,146,285
Carrols Restaurant Group, Inc.(a)	57,151	368,624
Cheesecake Factory, Inc.	68,668	1,904,850
Cracker Barrel Old Country Store, Inc.	38,706	4,438,030
Dave & Buster’s Entertainment, Inc.(b)	71,802	1,088,518
Del Taco Restaurants, Inc.(a)	54,640	448,048
Denny’s Corp.(a)(b)	100,661	1,006,610
Dine Brands Global, Inc.	25,819	1,409,459
El Pollo Loco Holdings, Inc.(a)	27,176	440,251
Fiesta Restaurant Group, Inc.(a)(b)	29,362	275,122
Jack in the Box, Inc.	36,921	2,928,205
Kura Sushi USA, Inc., Class A(a)(b)	5,130	67,203
Nathan’s Famous, Inc.	4,875	249,844
Noodles & Co.(a)	56,677	389,371
Papa John’s International, Inc.	53,550	4,406,094
Red Robin Gourmet Burgers, Inc.(a)(b)	21,287	280,137
Ruth’s Hospitality Group, Inc.	53,544	592,197
Shake Shack, Inc., Class A(a)(b)	57,295	3,694,382
Texas Roadhouse, Inc.	107,355	6,526,111
Wingstop, Inc.	48,340	6,605,661

		43,631,492

Scientific Instruments: Control & Filter — 0.6%
Arlo Technologies, Inc.(a)	126,679	666,331
Brady Corp., Class A	76,534	3,062,891
CIRCOR International, Inc.(a)	32,118	878,427
Energy Recovery, Inc.(a)	68,529	561,938
ESCO Technologies, Inc.	41,596	3,350,974
Gorman-Rupp Co.	26,829	790,382
Helios Technologies, Inc.(b)	50,244	1,828,882
Napco Security Technologies, Inc.(a)(b)	19,400	455,900
Resideo Technologies, Inc.(a)	202,368	2,226,048
Thermon Group Holdings, Inc.(a)	54,364	610,508
Watts Water Technologies, Inc., Class A	44,792	4,485,919
Wrap Technologies, Inc.(a)(b)	20,387	138,020

		19,056,220

Scientific Instruments: Electrical — 0.5%
Allied Motion Technologies, Inc.	11,771	485,907
Atkore International Group, Inc.(a)	76,202	1,732,071
AZZ, Inc.	43,528	1,485,175
EnerSys	69,154	4,641,617
Franklin Electric Co., Inc.	74,872	4,404,720
Orion Energy Systems Inc.(a)	44,492	336,804
Preformed Line Products Co.	5,183	252,516
Ultralife Corp.(a)	13,292	78,423
WESCO International, Inc.(a)	79,095	3,481,762

		16,898,995

Scientific Instruments: Gauges & Meters — 0.4%
Badger Meter, Inc.	47,505	3,105,402
FARO Technologies, Inc.(a)	28,792	1,755,736
Itron, Inc.(a)	64,717	3,930,911
Luna Innovations Inc.(a)	48,054	287,363
Mesa Laboratories, Inc.(b)	7,658	1,950,952
Transcat, Inc.(a)	11,266	330,094
Vishay Precision Group, Inc.(a)(b)	21,398	541,797

		11,902,255

Scientific Instruments: Pollution Control — 0.5%
CECO Environmental Corp.(a)	50,515	368,254
Covanta Holding Corp.	189,311	1,467,160
Darling Ingredients, Inc.(a)	262,971	9,474,845
Evoqua Water Technologies Corp.(a)(b)	148,261	3,146,098
Heritage-Crystal Clean, Inc.(a)	25,186	336,233

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Scientific Instruments: Pollution Control (continued)
Sharps Compliance Corp.(a)	23,152	$145,163
Team, Inc.(a)	48,265	265,458
US Ecology, Inc.	50,032	1,634,546

		16,837,757

Securities Brokerage & Services — 0.1%
BGC Partners, Inc., Class A	479,551	1,150,922
Siebert Financial Corp.(a)	12,682	40,963
StoneX Group, Inc.(a)	27,074	1,385,106

		2,576,991

Semiconductors & Components — 1.9%
Acacia Communications, Inc.(a)	64,299	4,333,753
Alpha & Omega Semiconductor Ltd.(a)	33,866	434,162
Amkor Technology, Inc.(a)(b)	160,234	1,794,621
Atomera, Inc.(a)(b)	24,622	257,300
AXT, Inc.(a)(b)	63,934	391,276
CEVA, Inc.(a)	36,421	1,433,895
CMC Materials, Inc.	47,582	6,795,185
Diodes, Inc.(a)	69,477	3,921,977
DSP Group, Inc.(a)	36,248	477,749
FormFactor, Inc.(a)	124,902	3,113,807
Lattice Semiconductor Corp.(a)	220,403	6,382,871
MACOM Technology Solutions Holdings, Inc.(a)	76,664	2,607,343
MaxLinear, Inc.(a)	109,595	2,546,988
Pixelworks Inc.(a)	64,296	131,807
Power Integrations, Inc.(b)	96,625	5,353,025
Rambus, Inc.(a)	184,502	2,525,832
Semtech Corp.(a)	105,686	5,597,130
Silicon Laboratories, Inc.(a)	71,232	6,970,051
SiTime Corp.(a)(b)	14,795	1,243,224
SMART Global Holdings, Inc.(a)	22,883	625,621
Vishay Intertechnology, Inc.	219,515	3,417,848

		60,355,465

Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc.(a)	54,081	2,821,947

Shipping — 0.4%
A-Mark Precious Metals Inc.	7,684	259,104
Diamond S Shipping, Inc.(a)	45,170	310,318
Eagle Bulk Shipping, Inc.(a)(b)	9,716	159,051
Genco Shipping & Trading Ltd.(b)	29,494	203,509
Golar LNG Ltd.(a)	151,503	917,351
International Seaways, Inc.	39,868	582,471
Matson, Inc.	68,993	2,765,929
Nordic American Tankers Ltd.	244,797	854,342
Safe Bulkers, Inc.(a)	83,629	86,138
Scorpio Bulkers Inc.	16,096	227,919
Scorpio Tankers, Inc.	86,673	959,470
SFL Corp. Ltd.	157,757	1,181,600
SITE Centers Corp.	247,712	1,783,526
Tidewater, Inc.(a)(b)	67,412	452,335
Two Harbors Investment Corp.	444,139	2,260,668

		13,003,731

Software — 0.3%
MobileIron, Inc.	167,541	1,174,463
Model N, Inc.(b)	55,207	1,947,703
Park City Group, Inc.	16,180	79,767
Qualys, Inc.(b)	55,698	5,458,961

		8,660,894

Specialty Retail — 2.6%
1-800-Flowers.com, Inc., Class A(a)	41,538	1,035,958

Security	Shares	Value

Specialty Retail (continued)
Aaron’s, Inc.	109,762	$6,218,017
Abercrombie & Fitch Co., Class A	100,579	1,401,065
Alta Equipment Group. Inc.(a)	29,349	229,803
American Eagle Outfitters, Inc.	245,563	3,636,788
America’s Car-Mart, Inc.(a)	10,418	884,280
Asbury Automotive Group, Inc.(a)	31,211	3,041,512
At Home Group, Inc.(a)(b)	86,082	1,279,179
Bed Bath & Beyond, Inc.(b)	208,199	3,118,821
BMC Stock Holdings, Inc.(a)	109,867	4,705,604
Boot Barn Holdings, Inc.(a)(b)	45,495	1,280,229
Buckle, Inc.	48,109	980,943
Caleres, Inc.	57,985	554,337
Cato Corp., Class A	37,201	290,912
Chico’s FAS, Inc.	198,128	192,679
Children’s Place, Inc.	23,218	658,230
Citi Trends, Inc.	14,865	371,328
Conn’s, Inc.(a)	30,828	326,160
Container Store Group, Inc.(a)(b)	30,185	187,449
Designer Brands, Inc., Class A	106,449	578,018
Envela Corp.(a)	14,164	60,764
Express, Inc.(a)	102,741	62,672
GameStop Corp., Class A(a)(b)	97,430	993,786
Genesco, Inc.(a)	23,619	508,753
Group 1 Automotive, Inc.	28,754	2,541,566
Guess?, Inc.	69,714	810,077
Haverty Furniture Cos., Inc.	24,812	519,563
Hibbett Sports, Inc.(a)	26,529	1,040,467
Lands’ End, Inc.(a)	17,536	228,494
Lithia Motors, Inc., Class A	36,399	8,296,788
Lumber Liquidators Holdings, Inc.(a)(b)	46,949	1,035,225
MarineMax, Inc.(a)	35,129	901,761
Michaels Cos., Inc.(a)	124,778	1,204,732
Monro, Inc.	53,289	2,161,935
Murphy USA, Inc.(a)	44,962	5,767,276
National Vision Holdings, Inc.(a)	130,843	5,003,436
ODP Corp.	85,154	1,656,245
OneWater Marine Inc., Class A(a)(b)	7,640	156,544
RealReal, Inc.(a)	100,202	1,449,923
Regis Corp.(a)	38,664	237,397
Sally Beauty Holdings, Inc.(a)	184,654	1,604,643
Shoe Carnival, Inc.	15,531	521,531
Sonic Automotive, Inc., Class A	39,140	1,571,862
Sportsman’s Warehouse Holdings, Inc.(a)	70,856	1,013,949
Stamps.com, Inc.(a)	27,564	6,641,546
Systemax, Inc.	21,028	503,410
Tilly’s, Inc., Class A	36,062	217,454
Urban Outfitters, Inc.(a)	111,827	2,327,120
Zumiez, Inc.(a)	35,447	986,136

		80,996,367

Steel — 0.2%
Allegheny Technologies, Inc.(a)(b)	203,692	1,776,194
Carpenter Technology Corp.	76,098	1,381,940
Olympic Steel, Inc.	14,995	170,343
Ryerson Holding Corp.(a)	27,174	155,707
Schnitzer Steel Industries, Inc., Class A	43,350	833,621
TimkenSteel Corp.(a)	80,686	286,435
United States Steel Corp.(b)	361,129	2,650,687

		7,254,927

Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc.	58,043	1,169,566
CTS Corp.	54,398	1,198,388

18

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology: Miscellaneous (continued)
Fabrinet(a)	59,777	$3,767,744
Kimball Electronics, Inc.(a)	41,083	474,920
Plexus Corp.(a)	46,231	3,265,296

		9,875,914

Telecommunications Equipment — 0.3%
Akoustis Technologies, Inc.(b)	50,773	414,308
Applied Optoelectronics, Inc.(b)	31,447	353,779
CalAmp Corp.	56,214	404,179
Cambium Networks Corp.	8,476	142,990
Clearfield, Inc.	17,213	347,186
Knowles Corp.	143,068	2,131,713
Viavi Solutions, Inc.	371,810	4,361,331
Vocera Communications, Inc.(b)	51,759	1,505,152

		9,660,638

Textile Products — 0.0%
Interface, Inc.	99,406	608,365
Unifi, Inc.(a)	23,703	304,346

		912,711

Textiles Apparel & Shoes — 0.9%
Crocs, Inc.(a)	109,001	4,657,613
Deckers Outdoor Corp.(a)	45,774	10,070,738
Fossil Group, Inc.(a)	78,740	451,968
G-III Apparel Group Ltd.(a)(b)	73,913	968,999
Kontoor Brands, Inc.(a)	83,260	2,014,892
Lakeland Industries Inc.(a)	12,644	250,351
Oxford Industries, Inc.	25,982	1,048,633
Rocky Brands, Inc.	11,451	284,328
Steven Madden Ltd.	133,279	2,598,940
Superior Group of Cos., Inc.	17,077	396,699
Vera Bradley, Inc.(a)	33,970	207,557
Weyco Group, Inc.	10,263	165,953
Wolverine World Wide, Inc.	130,174	3,363,696

		26,480,367

Thrifts & Mortgage Finance — 0.1%
Greenlane Holdings, Inc., Class A(a)	13,787	30,883
Partners Bancorp	11,079	62,375
Turning Point Brands, Inc.	18,850	525,915
Universal Corp.	38,769	1,623,646
Vector Group Ltd.	227,283	2,202,372

		4,445,191

Toys — 0.0%
Funko, Inc., Class A(a)(b)	36,987	214,155

Transportation Miscellaneous — 0.2%
Costamare, Inc.	87,186	529,219
Echo Global Logistics, Inc.(a)	44,641	1,150,399
General Finance Corp.(a)	18,632	117,940
Hub Group, Inc., Class A(a)(b)	53,729	2,696,927
Textainer Group Holdings Ltd.(a)(b)	87,535	1,239,496

		5,733,981

Truckers — 0.6%
ArcBest Corp.	42,706	1,326,448
Covenant Logistics Group, Inc,, Class A(a)	20,658	361,309
Daseke, Inc.(a)(b)	77,092	413,984
Forward Air Corp.	44,598	2,559,033
FRP Holdings, Inc.(a)	11,650	485,456
Heartland Express, Inc.	76,837	1,429,168
Marten Transport Ltd.	98,692	1,610,654
PAM Transportation Services, Inc.(a)	3,247	122,087

Security	Shares	Value

Truckers (continued)
Saia, Inc.(a)	42,909	$5,412,541
Universal Logistics Holdings, Inc.	12,578	262,377
US Xpress Enterprises, Inc., Class A(a)(b)	35,947	296,922
Werner Enterprises, Inc.	99,188	4,164,904

		18,444,883

Utilities: Electrical — 1.5%
ALLETE, Inc.	84,759	4,385,431
Atlantic Power Corp.(a)	128,069	251,015
Avista Corp.	109,799	3,746,342
Black Hills Corp.	102,766	5,496,953
Brookfield Renewable Corp., Class A	111,602	6,539,877
Clearway Energy, Inc., Class A	55,732	1,376,580
Clearway Energy, Inc., Class C	133,516	3,599,591
Genie Energy Ltd., Class B	23,758	190,064
MGE Energy, Inc.	59,184	3,708,469
NorthWestern Corp.	82,292	4,002,683
Otter Tail Corp.	67,598	2,445,020
PNM Resources, Inc.	129,625	5,357,401
Portland General Electric Co.	145,783	5,175,297
Spark Energy, Inc., Class A	18,805	156,458
Unitil Corp.	24,067	929,949

		47,361,130

Utilities: Gas Distributors — 0.7%
Chesapeake Utilities Corp.	27,022	2,277,955
New Jersey Resources Corp.	155,992	4,214,904
Northwest Natural Holding Co.	49,314	2,238,362
RGC Resources, Inc.	12,025	281,986
South Jersey Industries, Inc.	163,258	3,145,982
Southwest Gas Holdings, Inc.	91,677	5,784,819
Spire, Inc.	82,907	4,410,652

		22,354,660

Utilities: Miscellaneous — 0.2%
Brookfield Infrastructure Corp., Class A	52,803	2,924,758
Ormat Technologies, Inc.(b)	65,428	3,867,449

		6,792,207

Utilities: Telecommunications — 0.9%
8x8, Inc.(a)(b)	166,566	2,590,101
Alaska Communications Systems Group, Inc.	73,759	147,518
ATN International, Inc.	18,869	946,092
Boingo Wireless, Inc.(a)	73,427	748,588
Cincinnati Bell, Inc.(a)	79,483	1,192,245
Cogent Communications Holdings, Inc.	70,086	4,208,664
Consolidated Communications Holdings, Inc.(a)	118,584	674,743
GTT Communications, Inc.(a)(b)	56,567	291,886
IDT Corp., Class B(a)	29,085	191,379
Iridium Communications, Inc.(a)	191,517	4,899,005
j2 Global, Inc.(a)	73,929	5,117,366
ORBCOMM, Inc.(a)	122,467	416,388
Shenandoah Telecommunications Co.	78,582	3,491,791
Spok Holdings, Inc.	28,026	266,527
Vonage Holdings Corp.(a)	374,148	3,827,534

		29,009,827

Utilities: Water — 0.5%
American States Water Co.	60,426	4,528,929
Artesian Resources Corp., Class A	13,005	448,282
California Water Service Group	80,096	3,480,171
Consolidated Water Co. Ltd.	24,989	260,135
Global Water Resources, Inc.	19,411	209,251
Middlesex Water Co.	28,349	1,761,890

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Utilities: Water (continued)
Pure Cycle Corp.(a)(b)	31,022	$279,508
SJW Group	42,732	2,600,670
York Water Co.	21,525	909,862

		14,478,698

Total Common Stocks — 99.3% (Cost: $2,925,642,684)		3,081,225,632

Investment Companies

Equity Funds — 0.3%
iShares Russell 2000 ETF(b)(d)	61,875	9,268,256

Total Investment Companies — 0.3% (Cost: $8,702,499)		9,268,256

Warrants

Oil: Crude Producers — 0.0%
Whiting Petroleum Corp. (Expires 09/01/24)	7,384	18,091
Whiting Petroleum Corp. (Expires 09/01/25)	3,691	8,674

Total Warrants — 0.0% (Cost: $977,435)		26,765

Total Long-Term Investments —99.6% (Cost: $2,935,322,618)		3,090,520,653

Security	Shares	Value

Short-Term Securities

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(d)(f)(g)	308,086,642	$308,363,920
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(d)(f)	26,595,185	26,595,185

Total Short-Term Securities —10.8% (Cost: $334,723,602)		334,959,105

Total Investments — 110.4% (Cost: $3,270,046,220)		3,425,479,758

Liabilities in Excess of Other Assets — (10.4)%		(322,530,993)

Net Assets — 100.0%		$3,102,948,765

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$391,585,616	$—	$(83,401,946	)(a)	$(7,201)	$187,451	$308,363,920	308,086,642	$3,848,950	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	28,859,257	—	(2,264,072	)(a)	—	—	26,595,185	26,595,185	151,186		—
iShares Russell 2000 ETF	16,140,400	95,793,568	(103,187,458)		2,069,919	(1,548,173)	9,268,256	61,875	145,656		—
PennyMac Financial Services, Inc.(c)	107,634	3,160,148	(496,232)		126,755	1,142,953	4,041,258	69,533	12,497		—
PennyMac Mortgage Investment Trust(c)	2,987,774	444,327	(159,814)		(30,639)	(654,635)	2,587,013	160,984	107,552		—

					$2,158,834	$(872,404)	$350,855,632		$4,265,841		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

For Series compliance purposes, the Series’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

20

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	206	12/18/20	$15,495	$50,812

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(a)	02/27/23	$1,454,531	$(72,200	)(b)	$1,376,387	0.0	%(c)
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	742,115	14,535	(e)	751,794	0.0	(c)

				$2,196,646	$(57,665)		$2,128,181

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest: USD - 1D Overnight Fed Funds Effective Rate (FEDL01).

(b)	Amount includes $5,944 of net dividends and financing fees.
(c)	Rounds to less than 0.1%.
(d)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest: USD - 1D Overnight Bank Funding Rate (OBFR01).

(e)	Amount includes $4,856 of net dividends and financing fees.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

Security	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Banner Corp.	5,388	$173,817	12.6%
Central Pacific Financial Corp.	3,801	51,579	3.8
First Midwest Bancorp, Inc.	17,839	192,304	14.0
Hanmi Financial Corp.	9,366	76,895	5.6
Simmons First National Corp., Class A	3,656	57,966	4.2
United Community Banks, Inc.	3,361	56,902	4.1

		609,463

Banks: Savings, Thrift & Mortgage Lending
Homestreet, Inc.	7,490	192,942	14.0

Diversified Retail
Macy’s, Inc.	6,176	35,203	2.6

Electronic Components
Acacia Research Corp.	72,495	251,558	18.3

Insurance: Life
American Equity Investment Life Holding Co.	2,517	55,349	4.0

Security	Shares	Value	%of Basket Value

Insurance: Multi-Line
PICO Holdings, Inc.	13,289	$119,070	8.6%

Insurance: Property-Casualty
Employers Holdings, Inc.	3,729	112,802	8.2

Net Value of Reference Entity — Goldman Sachs Bank USA		$1,376,387

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A.period end, termination date February 8, 2023:

Security	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Banner Corp.	131	$4,226	0.5%
Central Pacific Financial Corp.	6,077	82,465	11.0
Hanmi Financial Corp.	7,638	62,708	8.3
United Community Banks, Inc.	10,864	183,927	24.5

		333,326

Computer Services Software & Systems
Mitek Systems, Inc.	19,025	242,379	32.3

MASTER PORTFOLIO SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) September 30, 2020	Master Small Cap Index Series

Security	Shares	Value	%of Basket Value

Insurance: Property-Casualty
ProAssurance Corp.	6,734	$105,320	14.0%

Leisure Time
Clarus Corp.	5,012	70,769	9.4

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$751,794

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,081,223,697	$—	$1,935	$3,081,225,632
Investment Companies	9,268,256	—	—	9,268,256
Warrants	26,765	—	—	26,765
Short-Term Securities
Money Market Funds	334,959,105	—	—	334,959,105

	$3,425,477,823	$—	$1,935	$3,425,479,758

Derivative Financial Instruments(a)
Assets
Equity Contracts	$50,812	$14,535	$—	$65,347
Liabilities
Equity Contracts	—	(72,200)	—	(72,200)

	$50,812	$(57,665)	$—	$(6,853)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

22